As Filed with the Securities and Exchange Commission on April 28, 2016
Registration Nos. 333 - 103492
811 – 21313

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

[ ] Pre-Effective Amendment No.
[ x ] Post-Effective Amendment No. 15

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

[ x ] Amendment No. 15

AMERICAN FIDELITY SEPARATE ACCOUNT C
(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

9000 CAMERON PARKWAY, OKLAHOMA CITY, OKLAHOMA	73114
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, Including Area Code	405.523.2000

Christopher T. Kenney	Copies to:
Vice President and General Counsel
American Fidelity Assurance Company	Jennifer Wheeler
9000 Cameron Parkway	McAfee & Taft
Oklahoma City, Oklahoma 73114	A Professional Corporation
(Name and Address of Agent for Service)	10th Floor, Two Leadership Square
Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ x ] on May 1, 2016 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Group variable annuity contracts

AFMaxx® 457(b) Group Variable Annuity
from

May 1, 2016

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

PROSPECTUS
May 1, 2016

American Fidelity Separate Account C (“Separate Account C”) is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended.  This prospectus describes all of the material features of the policy, which is issued by us, American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer.

The AFMaxx® 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy.  You have 11 investment options in the annuity – the Guaranteed Interest Account, which is a fixed investment option, and ten variable investment options, each of which corresponds with one of the following eligible portfolios:

American Funds Insurance Series®
International FundSM
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
Value Opportunities V.I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Vanguard® Variable Insurance Fund* Balanced Portfolio Capital Growth Portfolio Mid-Cap Index Portfolio Total Bond Market Index Portfolio Total Stock Market Index Portfolio

This prospectus contains important information about Separate Account C that participants should know before investing in the AFMaxx®457(b) Group Variable Annuity.  Please keep this prospectus for future reference.  We filed a Statement of Additional Information with the Securities and Exchange Commission (“SEC”) dated May 1, 2016 that provides more information about the annuity we are offering.  You can get a copy of our Statement of Additional Information at no charge from us or from the SEC.  The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus, and other material that we file electronically with the SEC.  For a free copy of the Statement of Additional Information, call us at 800.662.1113 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@americanfidelity.com.

Our Statement of Additional Information is incorporated by reference in this prospectus.  The table of contents of the Statement of Additional Information is on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.  This prospectus may only be used to offer the contract where the contract may be lawfully sold.  The contract and certain features described in the contact may only be available in certain states.
Please read this prospectus carefully and keep it for future reference.

* Vanguard is a trademark of The Vanguard Group, Inc.

GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.

Account value:  The value of your participant account during the accumulation phase.

Accumulation period:  The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments (the date the participant account is closed).  Until a participant begins receiving annuity payments, the participant’s annuity is in the accumulation period.

Accumulation unit:  The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation period.

Annuitant:  The person on whose life annuity payments are based.

Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

Annuity date:  The date annuity payments begin.

Annuity options:  The various methods available to select as pay-out plans for an annuitant’s annuity payments.

Annuity payments:  Regular income payments you may receive from the policy during the annuity period.

Annuity period:  The period during which we make annuity payments.

Eligible portfolios:  The portfolios that serve as the Separate Account’s underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.  Each portfolio (sometimes called a fund) has its own investment objective.

General account:  Our general account consists of all of our assets other than those assets allocated to Separate Account C or to any of our other separate accounts.

Guaranteed Interest Account option:  The fixed investment option within our general account which earns interest credited by us.

Investment options:  Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove, or combine sub-accounts as eligible investment options.

Participant:  A person for whom an interest is maintained under a group variable annuity policy, generally an employee.

Participant account:  The account we maintain for you as a participant, reflecting the accumulation units credited to you.

Plan:  The 457(b) eligible defined contribution plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.

Policy:  The AFMaxx® 457(b) Group Variable Annuity.

Policyholder:  The owner of the policy, generally a state or local government employer or other identified on the application for which, and to whom, the policy is issued.

Policy year:  The annual period that begins on the date of issue and each anniversary of that date.  For purposes of determining a participant’s applicable withdrawal charges, this period begins with the participant effective date.

Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.

Purchase payment:  The money invested in the plan on behalf of a participant and allocated to a participant’s account.

Separate Account:  Our separate account that provides the variable investment options.  The separate account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Sub-Account:  An investment division of Separate Account C.  Each sub-account invests its assets in shares of a corresponding eligible portfolio.

We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.

You, Your:  A participant in the AFMaxx® 457(b) Group Variable Annuity; generally, an employee.  Although we sometimes refer to “you” or a “participant” as having certain rights and abilities with respect to the policy, the policyholder, which is generally the employer, may actually be entitled to some or all of those rights and abilities.  Each participant should review the terms of the policy to determine how it applies to him or her, individually.

SUMMARY

In this summary, we discuss some of the important features of the AFMaxx® 457(b) Group Variable Annuity policy.  Please read the entire prospectus for more detailed information about the policy and Separate Account C.  The policy is issued in connection with an eligible defined contribution plan pursuant to Section 457(b) of the Internal Revenue Code.

The AFMaxx® 457(b) Group Variable Annuity.  In this prospectus, we describe the AFMaxx® 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy that we offer.  The annuity policy is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and us, American Fidelity Assurance Company, as the insurance company.  American Fidelity Assurance Company issues a single policy to the employer, who is then the policyholder.  The policy covers all present and future participating employees of the policyholder.  Through the AFMaxx® 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 10 sub-accounts, which are variable investment options.  Each of the sub-accounts invests in a corresponding eligible portfolio.

We designed the AFMaxx® 457(b) Group Variable Annuity as a funding vehicle to be used with Section 457(b) Eligible Deferred Compensation Plans.  Participation in the AFMaxx® 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.

Like all deferred annuities, the AFMaxx® 457(b) Group Variable Annuity has two periods: the accumulation period and the annuity period.  During the accumulation period, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution.  Similarly, during the annuity period, earnings are taxed as income only upon distribution.  Annuity payments under the policy will be paid on a fixed basis only.  If the policy is issued pursuant to a qualified plan, the qualified plan will already provide tax-deferral; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax deferral feature.

The annuity period begins when the participant starts receiving regular payments under the annuity income options from his or her participant account.  Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity period will depend on the amount of money invested and the performance of the selected investment options during the accumulation period.  Annuity payments and options are discussed elsewhere in this document.

Investment Options.  When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable.  A participant may allocate some or all of the money invested in his or her participant account to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option.  We reserve the right to add, combine or remove sub-accounts as investment options.

American Funds Insurance Series® – International FundSM
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. – Value Opportunities V.I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Vanguard® Variable Insurance Fund – Balanced Portfolio
Vanguard® Variable Insurance Fund – Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Total Stock Market Index Portfolio

Each of the foregoing sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.  A complete description of each of the portfolios can be found in the prospectus for that particular portfolio.  Participants can make or lose money by investing in the variable investment options, depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which purchase payments are allocated.  Please see the information under “Investment Options”, describing how you can obtain a copy of the portfolios’ prospectuses.

Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us.  While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn.  A participant may still be subject to a withdrawal charge in the event of a withdrawal from his or her participant account.

Taxes.  The earnings accumulated as a result of investments in the AFMaxx® 457(b) Group Variable Annuity are not taxed until received as a distribution.  Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an “eligible employer plan” or to an IRA in a direct rollover.  The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.

Withdrawals.  A participant may withdraw money from his or her participant account at any time during the accumulation period; however, a withdrawal charge may apply.  Additionally, certain restrictions exist under federal tax law and participants must be eligible for withdrawal under the terms of the 457(b) plan.  The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100.  Withdrawals and charges that may apply to withdrawals are discussed under “Withdrawals” on page 19.

Free Look.  The policyholder may return the policy to us or to our agent within 20 calendar days after it is delivered.  If returned, the policy will be void from the beginning and we will refund the greater of:  (i) the purchase payments paid or (ii) the account value as of the earlier of the date we receive the policy in our home office or the date our agent receives the returned policy.

Questions.  If you have any questions about the AFMaxx® 457(b) Group Variable Annuity or need more information, please contact us at:

American Fidelity Assurance Company
Annuity Services Department
P.O. Box 25520
Oklahoma City, Oklahoma 73125-0520
Telephone: 800.662.1113
E-mail: va.help@americanfidelity.com

FEE TABLE

The following tables describe the fees and expenses participants will pay when buying, owning, and surrendering a policy.  The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered.  State premium taxes (currently ranging from 0% to 3.5%) may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)

Policy Year	Withdrawal Charge
1	8%
2	8%
3	8%
4	8%
5	8%
6	4%
7	4%
8	4%
9	4%
10	4%
11+	0%

The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee(1)	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

_____________________________

(1)
We currently charge lower fees than the maximum allowed under the policy.  The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you pay periodically while you own the policy.  Additional details about each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses)	MINIMUM 0.15%	MAXIMUM 0.90%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Funds Insurance Series®(2)
International Fund SM
Management Fees	0.50%
Other Expenses	0.04%
Fund Expense Ratio Before Waiver	0.54%
Fee Waiver	0.00%
Fund Expense Ratio After Waiver	0.54%
Total Annual Portfolio Operating Expenses	0.54%

BlackRock Variable Series Funds, Inc.(3)
Basic Value V.I. Fund
Management Fees	0.60%
Other Expenses	0.26%
Total Annual Operating Expenses (4)	0.86%
Contractual Waivers (5)	0.13%
Net Annual Operating Expenses	0.73%

Value Opportunities V.I. Fund
Management Fees	0.75%
Other Expenses	0.26%
Total Annual Operating Expenses (4)	1.01%
Contractual Waivers (5)	0.11%
Net Annual Operating Expenses	0.90%

The Dreyfus Socially Responsible Growth Fund, Inc.(6)
Management Fees	0.75%
Other Expenses	0.11%
Total Annual Portfolio Expenses	0.86%

The Dreyfus Stock Index Fund, Inc. (6)
Management Fees	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.27%

_______________________________________________
(2)	American Funds Insurance Series: Class 1 Share.
(3)	BlackRock Variable Series Funds, Inc.: Share Class I.
(4)
The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.

(5)
Contractual Waivers: As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets through April 30, 2017 with exception to BlackRock Variable Series Funds, Inc. BlackRock Managed Volatility V.I. Fund which is limited to 1.00% of average daily net assets through April 30, 2017.  BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets through April 30, 2017. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

(6)	The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc.: Initial Share Class.

Vanguard® Variable Insurance Fund
Balanced Portfolio
Management Expenses	0.15%
Investment Advisory Fee	0.06%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.23%

Capital Growth Portfolio
Management Expenses	0.18%
Investment Advisory Fee	0.15%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.36%

Mid-Cap Index Portfolio
Management Expenses	0.15%
Investment Advisory Fee	0.01%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.19%

Total Bond Market Index Portfolio
Management Expenses	0.11%
Investment Advisory Fee	0.01%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.15%

Total Stock Market Index Portfolio
Management Expenses	0.00%
Investment Advisory Fee	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.16%

Examples

These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts.  These costs include (1) contract owner transactions expenses (other than transfer fees and loan fees), (2) annual contract fees, (3) separate account annual expenses, and (4) portfolio fees and expenses.

The examples assume an initial investment of $10,000 in the policy for the time periods indicated.  The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios.  Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or the policy is annuitized at the end of the applicable time period.

	Time Periods
		1 Year	3 Years	5 Years	10 Years

American Funds Insurance Series® International FundSM	(a)	1,007	1,439	1,896	2,890
	(b)	207	639	1,096	2,359

BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	(a)	1,026	1,496	1,992	3,074
	(b)	226	696	1,192	2,553

Value Opportunities V.I. Fund	(a)	1,043	1,547	2,077	3,236
	(b)	243	747	1,277	2,724

The Dreyfus Socially Responsible Growth Fund, Inc.	(a)	1,039	1,535	2,057	3,198
	(b)	239	735	1,257	2,684

The Dreyfus Stock Index Fund, Inc.	(a)	980	1,357	1,757	2,622
	(b)	180	557	957	2,076

Vanguard® Variable Insurance Fund(7)
Balanced Portfolio	(a)	976	1,344	1,737	2,581
	(b)	176	544	937	2,033

Capital Growth Portfolio	(a)	989	1,384	1,804	2,712
	(b)	189	584	1,004	2,171

Mid-Cap Index Portfolio	(a)	972	1,332	1,716	2,541
	(b)	172	532	916	1,990

Total Bond Market Index Portfolio	(a)	968	1,320	1,695	2,500
	(b)	168	520	895	1,947

Total Stock Market Index Portfolio	(a)	969	1,323	1,700	2,510
	(b)	169	523	900	1,958

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2015.  We did not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.  Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

___________________________
(7)	Vanguard is a trademark of The Vanguard Group, Inc.

CONDENSED FINANCIAL INFORMATION

During the accumulation phase, we calculate the value of each participant’s share of different sub-accounts with a unit of measurement called an accumulation unit.  The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2005 (the last 10 fiscal years of Separate Account C’s operations) and (2) the year that the sub-account began operations.  An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1	Sub-account Unit Value at December 31	Number of Sub- account Units Outstanding at December 31

American Funds Insurance Series® International FundSM
2014	$10.000	$9.642	16,837
2015	$9.642	$9.094	55,756
BlackRock Variable Series Funds, Inc. Basic Value V. I. Fund
2005	$14.964	$15.174	36,213
2006	$15.174	$18.217	66,187
2007	$18.217	$18.272	105,514
2008	$18.272	$11.381	153,102
2009	$11.381	$14.703	200,128
2010	$14.703	$16.339	234,937
2011	$16.339	$15.701	262,533
2012	$15.701	$17.640	279,860
2013	$17.640	$23.994	293,398
2014	$23.994	$25.984	307,128
2015	$25.984	$24.075	306,782
Value Opportunities V.I. Fund
2005	$16.009	$17.408	36,503
2006	$17.408	$19.347	63,467
2007	$19.347	$18.888	97,348
2008	$18.888	$11.156	139,903
2009	$11.156	$14.104	189,099
2010	$14.104	$17.881	222,635
2011	$17.881	$17.187	241,777
2012	$17.187	$19.224	249,806
2013	$19.224	$26.968	257,534
2014	$26.968	$27.954	274,260
2015	$27.954	$25.718	288,705
The Dreyfus Socially Responsible Growth Fund, Inc.
2005	$12.736	$13.000	7,787
2006	$13.000	$13.985	12,302
2007	$13.985	$14.849	17,374
2008	$14.849	$9.592	21,428
2009	$9.592	$12.639	26,568
2010	$12.639	$14.296	32,152
2011	$14.296	$14.210	34,966
2012	$14.210	$15.674	38,111
2013	$15.674	$20.744	40,769
2014	$20.744	$23.185	43,155
2015	$23.185	$22.110	46,456

The Dreyfus Stock Index Fund, Inc.
2005	$13.794	$14.226	80,858
2006	$14.226	$16.186	127,038
2007	$16.186	$16.783	186,205
2008	$16.783	$10.392	255,047
2009	$10.392	$12.934	337,272
2010	$12.934	$14.632	399,626
2011	$14.632	$14.684	448,963
2012	$14.684	$16.743	483,990
2013	$16.743	$21.776	511,004
2014	$21.776	$24.331	541,370
2015	$24.331	$24.235	541,034
Vanguard® Variable Insurance Fund
Balanced Portfolio
2005	$10.000	$10.462	9,565
2006	$10.462	$11.848	49,569
2007	$11.848	$12.648	99,765
2008	$12.648	$9.647	146,983
2009	$9.647	$11.680	199,254
2010	$11.680	$12.773	250,570
2011	$12.773	$13.049	305,373
2012	$13.049	$14.469	354,868
2013	$14.469	$17.088	399,513
2014	$17.088	$18.491	445,179
2015	$18.491	$18.232	493,520
Capital Growth Portfolio
2010	$10.000	$12.114	8,290
2011	$12.114	$11.823	13,151
2012	$11.823	$13.449	23,334
2013	$13.449	$18.348	32,607
2014	$18.348	$21.405	47,817
2015	$21.405	$21.640	81,179
Mid-Cap Index Portfolio10
2014	$10.000	$10.077	10,220
2015	$10.077	$9.785	74,027
Total Bond Market Index Portfolio
2005	$10.000	$9.931	7,708
2006	$9.931	$10.205	15,850
2007	$10.205	$10.755	31,911
2008	$10.755	$11.490	50,796
2009	$11.490	$11.636	77,222
2010	$11.636	$12.208	112,743
2011	$12.208	$12.946	138,595
2012	$12.946	$13.267	156,603
2013	$13.267	$12.770	168,820
2014	$12.770	$13.321	178,017
2015	$13.321	$13.167	197,757
Total Stock Market Index Portfolio8
2014	$10.000	$9.944	267,253
2015	$9.944	$9.832	319,095

REVENUE SHARING ARRANGEMENTS

We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as “revenue sharing.”  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a sub-account just because that fund has a more favorable revenue sharing arrangement with us.

In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements with the companies as denoted below.  We have entered into revenue sharing arrangements with the following companies:

Portfolio Company	Revenue Sharing %
BlackRock Advisors, LLC	0.10%
The Dreyfus Corporation	0.15% (does not apply to the Dreyfus Stock Index Fund, Inc.)

THE AFMaxx® 457(B) GROUP VARIABLE ANNUITY

Owning a 457(b) Group Variable Annuity Policy

The AFMaxx® 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers and tax-exempt organizations pursuant to Section 457(b) of the Internal Revenue Code.  American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company.  Any present or future employee of the policyholder can become a participant by investing in the policy.  Under the policy, American Fidelity Assurance Company promises to pay income to the participants in the form of annuity payments beginning on a date chosen by the participant.  American Fidelity Assurance Company establishes an account for each participant, and the account contains values and reflects activity for the participant.  The person upon whose life the annuity payments are based is called the annuitant.  If the annuitant dies during the accumulation period, American Fidelity Assurance Company will pay a death benefit to the beneficiary.

Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan.  All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.

Naming a Beneficiary

The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant’s death.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

Voting Rights

Although American Fidelity Assurance Company legally owns the underlying portfolios’ shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions.  This type of voting may allow a small number of policy owners to control the outcome of the vote.  If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

Changes in Policy Terms

Any changes to the policy must be made in writing and signed by an authorized officer of American Fidelity Assurance Company.

ABOUT THE PARTICIPANT ACCOUNT

Purchase Payments

Money is invested in the policy when purchase payments are made.  Purchase payments can only be made during the accumulation period.  Except for the initial purchase payment, purchase payments will be credited within one business day of receipt in our office.  Depending on the plan, the amount of a participant’s purchase payments may be increased, decreased or changed at any time.  All payment allocations must be in whole percentages.  Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount.  A participant account will not lapse even if no purchase payments are made during a policy year.

Once we receive a minimum initial purchase payment of $25 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days.  If we are unable to complete the initial process within five business days, we will either return the money or get permission to keep it until we obtain all of the necessary information.  Purchase payments received by 3:00 p.m., Central Time, will receive same day pricing in determining the number of sub-account accumulation units to credit to a participant account.

American Fidelity Assurance Company allocates purchase payments to each participant’s account as instructed by the policyholder, in accordance with the terms of the plan.  Subsequent purchase payments will be allocated in the same manner unless we receive other instructions.  The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.

Accumulation Units

In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit.  Every purchase payment increases the number of accumulation units in a participant’s account.  To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments.  Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.  We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by dividing the total value of a sub-account’s net assets by the number of the sub-account’s outstanding accumulation units.

The value of an accumulation unit relating to any sub-account may go up or down from day to day.  If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments.  (This is not true if a participant invests solely in the Guaranteed Interest Account.)  The value of a participant account also depends on the expenses of the policy and the underlying portfolio.

When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.  When a withdrawal is made, the number of accumulation units in the participant account will decrease.  For more information about withdrawals, see the “Withdrawals” information that appears elsewhere in this document.

The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.

Example

On Thursday, we receive an additional purchase payment of $100 designated to a participant account.  The participant previously allocated 100% of this amount to The Dreyfus Stock Index Fund sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund is valued at $10.75.  To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of The Dreyfus Stock Index Fund sub-account.

RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity.  We must be notified of the desired annuity date at least 30 calendar days before annuity payments begin.

The earliest annuity date that may be requested for commencement of a participant’s annuity payments is 30 calendar days after a participant’s effective date.  If the policy is issued pursuant to a qualified plan, the annuitant is generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which the annuitant retires or the calendar year in which the annuitant turns 70½, whichever comes later.  Otherwise, the annuity date may not be later than the annuitant’s 85th birthday or the maximum date permitted under state law, whichever is earlier.  This annuity date may be changed by written request any time before the original annuity date, and at least 30 calendar days before the new annuity date.  Please read the plan for other information related to distributions.

The duration of a participant’s annuity period will impact the amount of the participant’s monthly annuity payments.  Choosing an early annuity date may increase the duration of a participant’s annuity period, which will decrease the amount of the participant’s monthly annuity payments.  Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.

Selecting an Annuity Option

Four annuity payment options are available under the policy.  In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 calendar days before the annuity date.  If an option is based on life expectancy, we will require proof of the payee’s date of birth.

As permitted by the plan, one of the following annuity options may be chosen.  If no annuity option is selected, we will make monthly annuity payments to you in accordance with Option 2 below.  We may make other annuity options available from time to time.  After annuity payments begin, the annuity option cannot be changed.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected and thereafter, during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3%, or 50% of the annuity payment in effect originally.
If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.

OPTION 4	Period Certain
We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years.  When the annuitant dies, any amounts remaining under the specified period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the annuitant’s death.

Annuity Payments

Annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually.  Electing to receive payments less frequently will increase the individual payment amount.  However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment.  The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due.  The participant’s adjusted account value will be applied to the applicable annuity table based on the annuity option selected.  The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied.  The guaranteed interest rate on all options is 3% compounded annually.  We may suspend, defer, or postpone annuity payments as described elsewhere in this document.

INVESTMENT OPTIONS

When purchase payments are made in connection with the AFMaxx® 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to our Guaranteed Interest Account, any one or more of Separate Account C’s sub-accounts, or both.  Each of the sub-accounts corresponds with one of the portfolios listed below.  Additional sub-accounts may be available in the future.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Funds Insurance Series ® • International FundSM Call 800.421.9900 ext. 65413 to request portfolio prospectus	Open-end, management investment company offering one or more portfolios available under the Contract.	Advisor: Capital Research and Management CompanySM Sub-Advisor: None
BlackRock Variable Series Funds, Inc.
Portfolios available under AFMaxx® 457(b) Group Variable Annuity policy:
•Basic Value V.I. Fund
•Value Opportunities V.I. Fund
Call 800.441.7762 to request portfolio prospectus
	Open-end, management investment company offering one or more separate funds available under the AFMaxx® 457(b) Group Variable Annuity.	Advisor: BlackRock Advisors, LLC Sub-Advisor: None
The Dreyfus Socially Responsible Growth Fund, Inc. Call 800.554.4611 to request portfolio prospectus	Open-end, diversified, management investment company	Advisor: The Dreyfus Corporation
The Dreyfus Stock Index Fund, Inc. Call 800.554.4611 to request portfolio prospectus	Open-end management investment company	Advisor: The Dreyfus Corporation Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation)
Vanguard® Variable Insurance Fund
Portfolios available under AFMaxx® 457(b) Group Variable Annuity policy:

•Balanced Portfolio
•Capital Growth Portfolio
•Mid-Cap Index Portfolio
•Total Bond Market Index Portfolio
•Total Stock Market Index Portfolio

Call 800.522.5555 to request portfolio prospectus
Open-end, management investment company offering one or more portfolios available under the AFMaxx® 457(b) Group Variable Annuity.
Advisor of Vanguard VIF Balanced Portfolio: Wellington Management, LLC
Advisor of Vanguard VIF Capital Growth Portfolio:  PRIMECAP Management Company
Advisor of Vanguard VIF  Mid-Cap Index Portfolio, Vanguard VIF Total Bond Market Index Portfolio and Vanguard VIF Total Stock Market Index Portfolio: The Vanguard Group, Inc.
None of the available Vanguard portfolios have a sub-advisor.

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets, which could adversely affect such portfolio’s net asset value per share.

You should read the prospectuses for the portfolios carefully before investing.  The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios.  You may request copies of the prospectuses of the portfolios by calling the telephone numbers in the preceding table.  You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers in the preceding table, or by contacting us at the address and phone number on the cover of this prospectus.

Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFMaxx® 457(b) Group Variable Annuity.  If we decide to make a substitution, we will give you notice of our intention.

Transfers

Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated.  We reserve the right to limit the number of transfers that may be made.  All asset transfers made in any one day count as one transfer.  We will not be liable for transfers made at a participant’s or a policyholder’s direction.  All transfers must be in whole percentages.  Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.

Automatic Dollar Cost Averaging

Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as the source of a transfer.  By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation period.  Currently, there is no transfer fee; however, we reserve the right to take into account transfers made under the automatic dollar cost averaging program in determining any transfer fee that is applicable in the future.

Asset Rebalancing

After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift.  At the participant’s direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations.  If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year.  Asset rebalancing is only available in the accumulation period.

If you participate in asset rebalancing, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Frequent Purchases and Redemptions

Market timing policies are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.

We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

In light of the risk posed to participants and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend, or change the ability of participants to transfer assets between investment options if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

•
We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.

•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.

•
We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals, and interfund transfer requests received by facsimile, and, when available, electronic transfers through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•
If a participant attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the participant will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.  However, because we do retain the right to exercise our discretion on a case by case basis, certain policy owners may be able to successfully use market timing strategies in connection with Separate Account C.

Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

EXPENSES

Charges and expenses that exist in connection with the AFMaxx® 457(b) Group Variable Annuity will reduce a participant’s investment return.  You should carefully read this section for information about these expenses.

Insurance Charges

We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account.  We deduct the insurance charges when we calculate the value of the accumulation units.  The insurance charges include:

•	mortality and expense risk;

•	administrative expense; and

•	distribution expense.

Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted.  This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

Administrative Charge.  The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio.  This charge is for all the expenses associated with the policy’s administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge.  The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio.  This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

Any withdrawals made may be subject to a withdrawal charge that compensates us for expenses associated with selling the AFMaxx® 457(b) Group Variable Annuity.  The withdrawal charge is a percentage (up to 8%) of the amount withdrawn, as shown in the Fee Table on page 3.  We calculate the withdrawal charge at the time of each withdrawal.  No withdrawal charge will be applied when a death benefit is paid.

Portfolio Expenses

In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.

Taxes

If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.  Premium taxes generally range from 0% to 3.5%, depending on the state.

We will also deduct from the policy any income taxes that we incur as a result of the policy.  Currently, we are not making any such deductions.

WITHDRAWALS

If a policyholder’s plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments.  After we begin making annuity payments, no withdrawals or redemptions may be made.

Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan.  The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, if applicable, and any taxes due will be deducted from the amount withdrawn before the participant receives it.  We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant’s investment options. If a participant does not want the withdrawal to come from each of his or her investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept.  We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100.  We will mail any payment within seven calendar days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred, or postponed, as described elsewhere in this document.  Income taxes and certain restrictions may apply to any withdrawal you make.

A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in a participant’s account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  A participant’s request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.  All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.

Payments for accumulation units redeemed will be mailed within seven calendar days after we receive request that is in good order; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared.  Additionally, we may suspend, defer, or delay payments as described elsewhere in this document.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

DEATH BENEFIT AMOUNT

The death benefit amount will be paid within seven calendar days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.

Death of Participant Before the Annuity Date

If a participant dies prior to the annuity date, the death benefit will be the greater of:  (1) the participant’s purchase payments, less any withdrawals and withdrawal charges, or (2) the participant’s account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death.

Death of Annuitant After the Annuity Date

If an annuitant dies on or after the annuity date, during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant’s death.

TAXES

The following general tax discussion is not intended as tax advice.  Participants should consult their own tax advisors about their circumstances.  We have included additional information regarding taxes in the Statement of Additional Information.

Tax Treatment of Distributions

The rules of the Internal Revenue Code of 1986, as amended (the “Code”), govern the tax treatment of distributions from an eligible deferred compensation plan described under Section 457(b) of the Code (an “Eligible 457(b) Plan”).  The Code generally provides that a participant in a 457(b) Plan sponsored by a governmental entity will not be taxed on any increase in the value of the participant account until a distribution occurs.  Taxes will be due on the amount of any distribution as it is paid to you.  If the distribution is an “eligible rollover distribution” as defined in the Code, we are generally required to withhold 20% of the distribution for federal income tax purposes unless a participant elects to make a direct rollover to an eligible retirement plan.  You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.

Distributions

The Code limits distributions from a 457(b) plan.  Distributions can only be made:

•	beginning with the calendar year in which the participant attains age 70½;

•	when a participant has a severance of employment;

•	when a participant dies; or

•	when a participant is faced with an “unforeseeable emergency” (as defined in the plan, pursuant to the Code and Treasury Regulations).

An Eligible 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code.  These required minimum distributions are required to begin for a participant by the April 1 of the calendar year following the latest to occur of the participant’s attainment of age 70½ or the participant’s retirement.  The distributions are calculated based on the value of the participant’s account and the participant’s age.

Diversification

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract.  We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios.  If you are considered the owner of the portfolios’ shares, it will result in the loss of the favorable tax treatment for the policy.  It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select.  If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively.  However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

American Fidelity Assurance Company

We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity, and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Separate Account C

We established Separate Account C under Oklahoma insurance law in 2002 to hold the assets that underlie the AFMaxx® 457(b) Group Variable Annuity.  Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is June 4, 2002.  The Separate Account is divided into 10 sub-accounts.

We hold Separate Account C’s assets in our name on behalf of Separate Account C, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains, and losses (realized or unrealized) that result from Separate Account C’s assets are credited to or charged against Separate Account C without regard to our other income, gains, and losses.  We are obligated to pay all benefits and make all payments under the AFMaxx® 457(b) Group Variable Annuity.

Underwriter

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Legal Proceedings

There are no pending material legal proceedings affecting us, Separate Account C, or American Fidelity Securities, Inc.

Financial Statements

Our financial statements and Separate Account C’s financial statements are included in our Statement of Additional Information.  The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

TABLE OF CONTENTS OF

THE STATEMENT OF ADDITIONAL INFORMATION

________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

☐ AFMaxx® 457(b) Group Variable Annuity	☐ The Dreyfus Socially Responsible Growth Fund, Inc.
☐ American Funds Insurance Series®	☐ The Dreyfus Stock Index Fund, Inc.
☐ BlackRock Variable Series Funds, Inc.	☐ Vanguard® Variable Insurance Fund

Name       ________________________________________________________________
(please print)
Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016

This is not a prospectus.  This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2016 for the 457(b) Group Variable Annuity.

The Prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	800.662.1113	va.help@americanfidelity.com

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016

GENERAL INFORMATION AND HISTORY OF

AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

FEDERAL TAX STATUS

NOTE: The following is a description of federal income tax law applicable to annuities in general. You should seek competent tax advice regarding the matters discussed in the Prospectus and this Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

American Fidelity Assurance Company is taxed as a life insurance company under the Internal Revenue Code (the “Code”).  For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the “Treasury Department”). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

The Treasury Department has issued regulations (including Treas. Reg. § 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.

Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Section 457(b) Plan Federal Tax Status

Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.  Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA, another governmental Section 457(b) plan in a direct rollover, or a governmental defined benefit plan to purchase permissive service credits.  A distribution may be converted directly to a Roth IRA, subject to certain restrictions in 408A, but will be subject to federal income tax.  You should seek competent advice about the tax consequences of any distributions.

Income Tax Withholding

All distributions from governmental 457(b) plans except distributions rolled over in a direct rollover are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, federal income tax is withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments that are not considered “eligible rollover distributions.” The participant may elect not to have taxes withheld or to have withholding done at a different rate unless the distribution is an eligible rollover distribution.  Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount of any tax owed.  Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.  Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.  Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

There is a mandatory 20% withholding for eligible rollover distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over.  Eligible rollover distributions are any non-periodic distributions that are not: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department.  An eligible rollover distribution that is distributed to the participant is eligible to be rolled over to an “eligible retirement plan” if the rollover is completed within 60 calendar days of receipt of the eligible rollover distribution by the participant.  An eligible rollover distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income.  Any federal income tax withheld will be applied against the participant’s federal income tax liability for the year of distribution and is available for refund.  Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Penalty Tax on Distributions Attributed to Rollovers

Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the AFMaxx®457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA, or a 403(b) plan, if received by the participant before the age of 59½, except by reason of death, disability, or as part of a series of payments for life or life expectancy following a separation from service or other exceptions which may apply.

OFFERING OF THE AFMaxx®457(b) GROUP VARIABLE ANNUITY

American Fidelity Separate Account C offers the AFMaxx®457(b) Group Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.

FIXED ANNUITY PAYOUT

The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected.  The fixed annuity provides an annual guaranteed interest rate on all annuity options.

UNDERWRITER

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2015, 2014and 2013 were $64,476, $73,714and $57,975, respectively.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

The financial statements of American Fidelity Separate Account C and the consolidated financial statements and schedules of American Fidelity Assurance Company and Subsidiaries included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as stated in its reports appearing herein.  KPMG LLP’s address is 210 Park Avenue, Suite 2850, Oklahoma City, Oklahoma 73102.

INVESTMENT CONSULTANT

InvesTrust Consulting, LLC, 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the investment consultant agreement, from time to time, InvesTrust Consulting, LLC provides certain reports and information to Separate Account C and American Fidelity Assurance Company.  InvesTrust Consulting, LLC is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

American Fidelity Assurance Company pays any compensation payable to InvesTrust Consulting, LLC for services provided to Separate Account C.  In 2015, $18,882 of such compensation was paid to InvesTrust Consulting, LLC, and no such compensation was paid in 2014 and 2013.

LEGAL OPINION

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

FINANCIAL STATEMENTS

Following are the financial statements of Separate Account C and the consolidated financial statements and schedules of American Fidelity Assurance Company and Subsidiaries.  The consolidated financial statements of American Fidelity Assurance Company and Subsidiaries should be considered only as bearing upon the ability of American Fidelity Assurance Company and Subsidiaries to meet their obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Statements

December 31, 2015

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company and
Contract Owners
American Fidelity Separate Account C:

We have audited the accompanying statements of assets and liabilities of the DR Socially Responsible Growth, DR Stock Index, DR International Value, DR Technology Growth, BR Value Opportunities V.I., BR Basic Value V.I., BR Capital Appreciation V.I., AC VP Balanced, AC VP Capital Appreciation, AC VP Income and Growth, AC VP International, American Fund International, VG Total Bond Market Index, VG Balanced, VG Small Company, VG Capital Growth, VG Total Stock Index, and VG Mid Cap Index segregated subaccounts of American Fidelity Separate Account C (Account C) as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account C’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2015 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Oklahoma City, Oklahoma
February 12, 2016

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2015
	Segregated subaccounts
	American	BR Value	BR	DR	DR Socially
	Fund	Opportunities	Basic	Stock	Responsible
	International	V.I.	Value V.I.	Index	Growth
Investments:
American Fund International (28,045 shares at
net asset value of $18.08 per share) (cost $571,048)	$507,053	—	—	—	—
Blackrock Value Opportunities V.I. Fund (319,488 shares at net
asset value of $23.24 per share) (cost $6,510,333)	—	7,424,912	—	—	—
Blackrock Basic Value V.I. Fund (552,801 shares at net asset value
of $13.36 per share) (cost $7,557,308)	—	—	7,385,423	—	—
Dreyfus Stock Index Fund (301,974 shares at net asset value
of $43.42 per share) (cost $9,771,859)	—	—	—	13,111,701	—
Dreyfus Socially Responsible Growth Fund, Inc. (26,637 shares
at net asset value of $38.56 per share) (cost $855,107)	—	—	—	—	1,027,134
Total assets	507,053	7,424,912	7,385,423	13,111,701	1,027,134
Total liabilities	—	—	—	—	—
Net assets	$507,053	7,424,912	7,385,423	13,111,701	1,027,134
Accumulation units outstanding	55,756	288,705	306,782	541,034	46,456
Accumulation unit value	$9.094	25.718	24.074	24.235	22.110

(Continued)

2

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2015
	Segregated subaccounts
			VG	VG	VG
	VG Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Investments:
Vanguard Total Bond Market Index (220,846 shares at net asset
value of $11.79 per share) (cost $2,607,270)	$2,603,780	—	—	—	—
Vanguard Balanced (403,129 shares at net asset value of $22.32
per share) (cost $8,068,905)	—	8,997,833	—	—	—
Vanguard Capital Growth (65,943 shares at net asset value of
$26.64 per share) (cost $1,520,570)	—	—	1,756,718	—	—
Vanguard Total Stock Index (97,859 shares at net asset value of
$32.06 per share) (cost $3,266,237)	—	—	—	3,137,367	—
Vanguard Mid Cap Index (34,890 shares at net asset value of
$20.76 per share) (cost $768,691)	—	—	—	—	724,325
Total assets	2,603,780	8,997,833	1,756,718	3,137,367	724,325
Total liabilities	—	—	—	—	—
Net assets	$2,603,780	8,997,833	1,756,718	3,137,367	724,325
Accumulation units outstanding	197,757	493,520	81,179	319,095	74,027
Accumulation unit value	$13.167	18.232	21.640	9.832	9.785
See accompanying notes to financial statements.

(Continued)

3

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2015
	Segregated subaccounts
	American	BR Value	BR	DR	DR Socially
	Fund	Opportunities	Basic	Stock	Responsible
	International	V.I.	Value V.I.	Index	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$9,095	69,865	247,010	250,118	17,632
Less expenses:
Mortality and risk	5,392	97,686	98,820	164,108	12,878
Administration	647	11,722	11,859	19,693	1,545
Distribution	432	7,815	7,906	13,129	1,030
Total expenses	6,471	117,223	118,585	196,930	15,453
Net investment income (loss)	2,624	(47,358)	128,425	53,188	2,179
Realized gains (loss) on investments:
Realized gains distributions from underlying mutual fund	25,339	526,317	766,366	353,872	124,932
Proceeds from sales	16,151	396,981	578,318	986,770	71,960
Cost of investments sold	16,347	311,726	493,893	724,586	67,662
Net realized gains (loss) on investments sold	(196)	85,255	84,425	262,184	4,298
Net realized gains on investments	25,143	611,572	850,791	616,056	129,230
Unrealized appreciation (depreciation) on investments, end of year	(63,995)	914,579	(171,885)	3,339,842	172,027
Unrealized appreciation (depreciation) on investments, beginning of year	(631)	2,113,261	1,391,167	4,058,716	352,846
Change in unrealized depreciation on investments	(63,364)	(1,198,682)	(1,563,052)	(718,874)	(180,819)
Net decrease in net assets from operations	$(35,597)	(634,468)	(583,836)	(49,630)	(49,410)

(Continued)

4

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2015
	Segregated subaccounts
	VG		VG	VG	VG
	Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Net investment income (loss):
Investment income distribution from underlying mutual fund	$61,765	223,003	14,292	37,840	5,682
Less expenses:
Mortality and risk	31,846	109,429	18,186	37,306	6,711
Administration	3,821	13,131	2,182	4,477	805
Distribution	2,548	8,754	1,455	2,985	537
Total expenses	38,215	131,314	21,823	44,768	8,053
Net investment income (loss)	23,550	91,689	(7,531)	(6,928)	(2,371)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	4,295	384,796	43,207	91,067	21,594
Proceeds from sales	156,792	322,995	77,423	179,709	26,377
Cost of investments sold	156,715	294,427	68,574	188,422	26,905
Net realized gains (losses) on investments sold	77	28,568	8,849	(8,713)	(528)
Net realized gains on investments	4,372	413,364	52,056	82,354	21,066
Unrealized appreciation (depreciation) on investments, end of year	(3,490)	928,928	236,148	(128,870)	(44,366)
Unrealized appreciation (depreciation) on investments, beginning of year	56,161	1,561,591	267,986	(9,994)	1,044
Change in unrealized depreciation on investments	(59,651)	(632,663)	(31,838)	(118,876)	(45,410)
Net increase (decrease) in net assets from operations	$(31,729)	(127,610)	12,687	(43,450)	(26,715)
See accompanying notes to financial statements.

(Continued)

5

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2015
	Segregated subaccounts
	AC	AC VP	AC VP	AC
	VP	Capital	Income and	VP
	Balanced	Appreciation	Growth	International
Net investment loss:
Investment income distribution from underlying mutual fund	$—	—	—	—
Less expenses:
Mortality and risk	936	1,550	998	757
Administration	112	186	120	91
Distribution	75	124	80	61
Total expenses	1,123	1,860	1,198	909
Net investment loss	(1,123)	(1,860)	(1,198)	(909)
Realized gains on investments:
Realized gains distributions from underlying mutual fund	—	—	—	—
Proceeds from sales	1,416,533	2,317,612	1,492,222	1,149,012
Cost of investments sold	1,209,381	1,940,396	1,034,087	964,407
Net realized gains on investments sold	207,152	377,216	458,135	184,605
Net realized gains on investments	207,152	377,216	458,135	184,605
Unrealized appreciation (depreciation) on investments, end of year	—	—	—	—
Unrealized appreciation on investments, beginning of year	216,145	418,684	480,365	181,398
Change in unrealized depreciation on investments	(216,145)	(418,684)	(480,365)	(181,398)
Net increase (decrease) in net assets from operations	$(10,116)	(43,328)	(23,428)	2,298

(Continued)

6

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2015
	Segregated subaccounts
	BR Capital	DR	DR	VG
	Appreciation	International	Technology	Small
	V.I.	Value	Growth	Company
Net investment loss:
Investment income distribution from underlying mutual fund	$—	—	—	—
Less expenses:
Mortality and risk	233	1,061	602	3,050
Administration	28	127	72	366
Distribution	19	85	48	244
Total expenses	280	1,273	722	3,660
Net investment loss	(280)	(1,273)	(722)	(3,660)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	—	—	—
Proceeds from sales	345,536	1,604,643	882,519	4,528,018
Cost of investments sold	353,726	1,832,205	565,119	3,350,615
Net realized gains (losses) on investments sold	(8,190)	(227,562)	317,400	1,177,403
Net realized gains (losses) on investments	(8,190)	(227,562)	317,400	1,177,403
Unrealized appreciation (depreciation) on investments, end of year	—	—	—	—
Unrealized appreciation (depreciation) on investments, beginning of year	(2,918)	(212,516)	339,739	1,306,552
Change in unrealized appreciation (depreciation) on investments	2,918	212,516	(339,739)	(1,306,552)
Net decrease in net assets from operations	$(5,552)	(16,319)	(23,061)	(132,809)

(Continued)

7

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2015
	Segregated subaccounts
	American	BR Value	BR	DR	DR Socially
	Fund	Opportunities	Basic	Stock	Responsible
	International	V.I.	Value V.I.	Index	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,624	(47,358)	128,425	53,188	2,179
Net realized gains on investments	25,143	611,572	850,791	616,056	129,230
Unrealized depreciation during the year	(63,364)	(1,198,682)	(1,563,052)	(718,874)	(180,819)
Net decrease in net assets from operations	(35,597)	(634,468)	(583,836)	(49,630)	(49,410)
Net increase (decrease) in net assets from contract transactions	380,315	392,790	(11,176)	(10,986)	75,998
Increase (decrease) in net assets	344,718	(241,678)	(595,012)	(60,616)	26,588
Net assets, beginning of year	162,335	7,666,590	7,980,435	13,172,317	1,000,546
Net assets, end of year	$507,053	7,424,912	7,385,423	13,111,701	1,027,134

(Continued)

8

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2015
	Segregated subaccounts
	VG		VG	VG	VG
	Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,550	91,689	(7,531)	(6,928)	(2,371)
Net realized gains on investments	4,372	413,364	52,056	82,354	21,066
Unrealized depreciation during the year	(59,651)	(632,663)	(31,838)	(118,876)	(45,410)
Net increase (decrease) in net assets from operations	(31,729)	(127,610)	12,687	(43,450)	(26,715)
Net increase in net assets from contract transactions	264,132	893,805	720,500	523,258	648,054
Increase in net assets	232,403	766,195	733,187	479,808	621,339
Net assets, beginning of year	2,371,377	8,231,638	1,023,531	2,657,559	102,986
Net assets, end of year	$2,603,780	8,997,833	1,756,718	3,137,367	724,325
See accompanying notes to financial statements.

(Continued)

9

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2015
	Segregated subaccounts
	AC	AC VP	AC VP	AC
	VP	Capital	Income and	VP
	Balanced	Appreciation	Growth	International
Increase (decrease) in net assets from operations:
Net investment loss	$(1,123)	(1,860)	(1,198)	(909)
Net realized gains on investments	207,152	377,216	458,135	184,605
Unrealized depreciation during the year	(216,145)	(418,684)	(480,365)	(181,398)
Net increase (decrease) in net assets from operations	(10,116)	(43,328)	(23,428)	2,298
Net decrease in net assets from contract transactions	(1,414,663)	(2,314,034)	(1,490,912)	(1,148,041)
Decrease in net assets	(1,424,779)	(2,357,362)	(1,514,340)	(1,145,743)
Net assets, beginning of year	1,424,779	2,357,362	1,514,340	1,145,743
Net assets, end of year	$—	—	—	—

(Continued)

10

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2015
	Segregated subaccounts
	BR Capital	DR	DR	VG
	Appreciation	International	Technology	Small
	V.I.	Value	Growth	Company
Decrease in net assets from operations:
Net investment loss	$(280)	(1,273)	(722)	(3,660)
Net realized gains (losses) on investments	(8,190)	(227,562)	317,400	1,177,403
Unrealized appreciation (depreciation) during the year	2,918	212,516	(339,739)	(1,306,552)
Net decrease in net assets from operations	(5,552)	(16,319)	(23,061)	(132,809)
Net decrease in net assets from contract transactions	(344,082)	(1,602,913)	(880,943)	(4,524,358)
Decrease in net assets	(349,634)	(1,619,232)	(904,004)	(4,657,167)
Net assets, beginning of year	349,634	1,619,232	904,004	4,657,167
Net assets, end of year	$—	—	—	—

(Continued)

11

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2014
	Segregated subaccounts
	American	BR Value	BR	DR	DR Socially
	Fund	Opportunities	Basic	Stock	Responsible
	International	V.I.	Value V.I.	Index	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,248	(86,757)	148,251	55,316	(1,975)
Net realized gains on investments	—	586,103	968,731	208,676	68,439
Unrealized appreciation (depreciation) during the year	(631)	(228,776)	(521,459)	1,075,892	36,016
Net increase in net assets from operations	617	270,570	595,523	1,339,884	102,480
Net increase in net assets from contract transactions	161,718	450,786	345,009	704,895	52,351
Increase in net assets	162,335	721,356	940,532	2,044,779	154,831
Net assets, beginning of year	—	6,945,234	7,039,903	11,127,538	845,715
Net assets, end of year	$162,335	7,666,590	7,980,435	13,172,317	1,000,546

(Continued)

12

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2014
	Segregated subaccounts
	VG		VG	VG	VG
	Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,781	95,254	(5,503)	(3,757)	(61)
Net realized gains (losses) on investments	10,662	366,640	18,082	(27)	—
Unrealized appreciation (depreciation) during the year	65,283	127,982	106,753	(9,994)	1,044
Net increase (decrease) in net assets from operations	96,726	589,876	119,332	(13,778)	983
Net increase in net assets from contract transactions	118,828	814,805	305,939	2,671,337	102,003
Increase in net assets	215,554	1,404,681	425,271	2,657,559	102,986
Net assets, beginning of year	2,155,823	6,826,957	598,260	—	—
Net assets, end of year	$2,371,377	8,231,638	1,023,531	2,657,559	102,986

(Continued)

13

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2014
	Segregated subaccounts
	AC	AC VP	AC VP	AC
	VP	Capital	Income and	VP
	Balanced	Appreciation	Growth	International
Increase (decrease) in net assets from operations:
Net investment income (loss)	$55,763	(15,130)	7,932	1,458
Net realized gains on investments	100,343	462,548	49,295	17,519
Unrealized appreciation (depreciation) during the year	(39,402)	(303,488)	97,768	(107,732)
Net increase (decrease) in net assets from operations	116,704	143,930	154,995	(88,755)
Net increase (decrease) in net assets from contract transactions	(118,663)	41,558	34,368	18,351
Increase (decrease) in net assets	(1,959)	185,488	189,363	(70,404)
Net assets, beginning of year	1,426,738	2,171,874	1,324,977	1,216,147
Net assets, end of year	$1,424,779	2,357,362	1,514,340	1,145,743

(Continued)

14

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2014
	Segregated subaccounts
	BR Capital	DR	DR	VG	Dual
	Appreciation	International	Technology	Small	Strategy
	V.I.	Value	Growth	Company	Fund
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,713	1,704	(14,938)	149,893	273,965
Net realized gains (losses) on investments	36,891	(6,599)	114,319	517,555	695,565
Unrealized depreciation during the year	(28,276)	(206,099)	(50,403)	(581,870)	(732,982)
Net increase (decrease) in net assets from operations	23,328	(210,994)	48,978	85,578	236,548
Net increase (decrease) in net assets from contract transactions	97,426	(40,917)	(84,551)	(210,659)	(2,491,899)
Increase (decrease) in net assets	120,754	(251,911)	(35,573)	(125,081)	(2,255,351)
Net assets, beginning of year	228,880	1,871,143	939,577	4,782,248	2,255,351
Net assets, end of year	$349,634	1,619,232	904,004	4,657,167	—
See accompanying notes to financial statements.

(Continued)

15

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	American Fund International
	2015	2014**	2013	2012	2011
Net assets	$507,053	162,335	—	—	—
Accumulation unit value	9.094	9.642	—	—	—
Number of accumulation units outstanding	55,756	16,837	—	—	—
Investment income as a percent of average net assets (1)	2.17%	9.85%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	—	—	—
Total return (3)	(5.68)	(3.58)	—	—	—
	BR Value Opportunities V.I.
	2015	2014	2013	2012	2011
Net assets	$7,424,912	7,666,590	6,945,234	4,802,268	4,155,488
Accumulation unit value	25.718	27.954	26.968	19.224	17.187
Number of accumulation units outstanding	288,705	274,260	257,534	249,806	241,777
Investment income as a percent of average net assets (1)	0.90%	0.28%	0.56%	0.49%	0.42%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(8.00)	3.66	40.28	11.85	(3.88)
	BR Basic Value V.I.
	2015	2014	2013	2012	2011
Net assets	$7,385,423	7,980,435	7,039,903	4,936,791	4,122,017
Accumulation unit value	24.074	25.984	23.994	17.640	15.701
Number of accumulation units outstanding	306,782	307,128	293,398	279,860	262,533
Investment income as a percent of average net assets (1)	3.15%	3.47%	1.54%	1.89%	1.91%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(7.35)	8.29	36.02	12.35	(3.90)
	DR Stock Index
	2015	2014	2013	2012	2011
Net assets	$13,111,701	13,172,317	11,127,538	8,103,210	6,592,753
Accumulation unit value	24.235	24.331	21.776	16.743	14.684
Number of accumulation units outstanding	541,034	541,370	511,004	483,990	448,963
Investment income as a percent of average net assets (1)	1.91%	1.97%	1.87%	2.09%	1.87%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(0.40)	11.73	30.06	14.02	0.36
	DR Socially Responsible Growth
	2015	2014	2013	2012	2011
Net assets	$1,027,134	1,000,546	845,715	597,365	496,858
Accumulation unit value	22.110	23.185	20.744	15.674	14.210
Number of accumulation units outstanding	46,456	43,155	40,769	38,111	34,966
Investment income as a percent of average net assets (1)	1.72%	1.28%	1.20%	0.78%	0.87%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(4.64)	11.77	32.35	10.30	(0.60)
	VG Total Bond Market Index
	2015	2014	2013	2012	2011
Net assets	$2,603,780	2,371,377	2,155,823	2,077,602	1,794,269
Accumulation unit value	13.167	13.321	12.770	13.267	12.946
Number of accumulation units outstanding	197,757	178,017	168,820	156,603	138,595
Investment income as a percent of average net assets (1)	2.43%	2.41%	2.58%	2.59%	3.10%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(1.16)	4.32	(3.75)	2.48	6.05
	VG Balanced
	2015	2014	2013	2012	2011
Net assets	$8,997,833	8,231,638	6,826,957	5,134,658	3,984,692
Accumulation unit value	18.232	18.491	17.088	14.469	13.049
Number of accumulation units outstanding	493,520	445,179	399,513	354,868	305,373
Investment income as a percent of average net assets (1)	2.56%	2.77%	2.34%	2.59%	2.47%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(1.40)	8.21	18.10	10.88	2.16

(Continued)

16

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	VG Capital Growth
	2015	2014	2013	2012	2011
Net assets	$1,756,718	1,023,531	598,260	313,820	155,479
Accumulation unit value	21.640	21.405	18.348	13.449	11.823
Number of accumulation units outstanding	81,179	47,817	32,607	23,334	13,151
Investment income as a percent of average net assets (1)	0.99%	0.78%	1.06%	0.84%	0.78%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	1.10	16.66	36.43	13.75	(2.40)
	VG Total Stock Index
	2015	2014**	2013	2012	2011
Net assets	$3,137,367	2,657,559	—	—	—
Accumulation unit value	9.832	9.944	—	—	—
Number of accumulation units outstanding	319,095	267,253	—	—	—
Investment income as a percent of average net assets (1)	1.28%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	—	—	—
Total return (3)	(1.13)	(0.56)	—	—	—
	VG Mid Cap Index
	2015	2014 **	2013	2012	2011
Net assets	$724,325	102,986	—	—	—
Accumulation unit value	9.785	10.077	—	—	—
Number of accumulation units outstanding	74,027	10,220	—	—	—
Investment income as a percent of average net assets (1)	1.09%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	—	—	—
Total return (3)	(2.90)	0.77	—	—	—
	AC VP Balanced
	2015	2014	2013	2012	2011
Net assets	$—	1,424,779	1,426,738	1,179,933	1,161,085
Accumulation unit value	—	21.126	19.251	16.875	15.322
Number of accumulation units outstanding	—	67,443	73,086	69,920	75,779
Investment income as a percent of average net assets (1)	—%	5.30%	1.59%	2.04%	1.92%
Expenses as a percent of average net assets (2)	—	1.50	1.50	1.50	1.50
Total return (3)	*	8.22	15.68	10.14	3.76
	AC VP Capital Appreciation
	2015	2014	2013	2012	2011
Net assets	$—	2,357,362	2,171,874	1,547,364	1,204,810
Accumulation unit value	—	34.336	32.231	24.990	21.868
Number of accumulation units outstanding	—	68,656	67,385	61,919	55,094
Investment income as a percent of average net assets (1)	—%	0.83%	—%	—%	—%
Expenses as a percent of average net assets (2)	—	1.50	1.50	1.50	1.50
Total return (3)	*	6.53	28.98	14.28	(7.90)
	AC VP Income and Growth
	2015	2014	2013	2012	2011
Net assets	$—	1,514,340	1,324,977	933,297	752,304
Accumulation unit value	—	22.963	20.720	15.486	13.700
Number of accumulation units outstanding	—	65,946	63,948	60,269	54,914
Investment income as a percent of average net assets (1)	—%	2.04%	2.23%	2.15%	1.58%
Expenses as a percent of average net assets (2)	—	1.50	1.50	1.50	1.50
Total return (3)	*	10.83	33.80	13.04	1.58
	AC VP International
	2015	2014	2013	2012	2011
Net assets	$—	1,145,743	1,216,147	935,840	685,723
Accumulation unit value	—	20.044	21.532	17.856	14.960
Number of accumulation units outstanding	—	57,162	56,480	52,411	45,838
Investment income as a percent of average net assets (1)	—%	1.62%	1.62%	0.81%	1.33%
Expenses as a percent of average net assets (2)	—	1.50	1.50	1.50	1.50
Total return (3)	*	(6.91)	20.59	19.36	(13.35)

(Continued)

17

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	BR Capital Appreciation V.I.
	2015	2014	2013	2012	2011
Net assets	$—	349,634	228,880	119,193	62,708
Accumulation unit value	—	17.747	16.562	12.563	11.202
Number of accumulation units outstanding	—	19,701	13,820	9,488	5,598
Investment income as a percent of average net assets (1)	—%	6.48%	—%	0.95%	0.45%
Expenses as a percent of average net assets (2)	—	1.50	1.50	1.50	1.50
Total return (3)	*	7.16	31.83	12.15	(10.23)
	DR International Value
	2015	2014	2013	2012	2011
Net assets	$—	1,619,232	1,871,143	1,466,400	1,215,638
Accumulation unit value	—	16.271	18.215	15.033	13.545
Number of accumulation units outstanding	—	99,515	102,727	97,544	89,750
Investment income as a percent of average net assets (1)	—%	1.60%	1.99%	2.86%	2.06%
Expenses as a percent of average net assets (2)	—	1.50	1.50	1.50	1.50
Total return (3)	*	(10.67)	21.17	10.99	(19.70)
	DR Technology Growth
	2015	2014	2013	2012	2011
Net assets	$—	904,004	939,577	655,737	497,878
Accumulation unit value	—	22.568	21.446	16.392	14.392
Number of accumulation units outstanding	—	40,057	43,812	40,003	34,595
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	—	1.50	1.50	1.50	1.50
Total return (3)	*	5.23	30.83	13.90	(9.15)
	VG Small Company
	2015	2014	2013	2012	2011
Net assets	$—	4,657,167	4,782,248	2,994,440	2,369,072
Accumulation unit value	—	21.464	21.076	14.599	12.926
Number of accumulation units outstanding	—	216,975	226,904	205,111	183,282
Investment income as a percent of average net assets (1)	—%	4.64%	0.64%	0.23%	0.17%
Expenses as a percent of average net assets (2)	—	1.50	1.50	1.50	1.50
Total return (3)	*	1.84	44.37	12.94	(0.15)
	Dual Strategy Fund
	2015	2014	2013	2012	2011
Net assets	$—	—	2,255,351	1,620,947	1,407,784
Accumulation unit value	—	—	19.773	15.148	13.213
Number of accumulation units outstanding	—	—	114,060	107,010	106,548
Investment income as a percent of average net assets (1)	—%	13.88%	1.27%	1.08%	1.01%
Expenses as a percent of average net assets (2)	—	1.50	1.50	1.50	1.50
Total return (3)	—	***	30.53	14.65	(1.42)
*	These segregated subaccounts were closed as an investment option on January 20, 2015.
**	This segregated subaccount was added as an investment option on December 1, 2014. Investment income and expense ratios are annualized and total return is not annualized.
***	Total return is not presented as this segregated subaccount was terminated on November 26, 2014.
(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund divided by the average net assets.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and
	administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to
	contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	The total return for the period indicated, including changes in the value of the underlying fund, reflects deductions for all items included in the
	expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the
	calculation would result in a reduction in the total return presented.
See accompanying notes to financial statements.

(Continued)

18

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2015

(1)	Summary of Significant Accounting Policies

(a)	General

American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced in September 2002. Account C is an investment company and applies the specialized accounting and reporting guidance in ASC Topic 946 Financial Services – Investment Companies.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

One of Account C’s subaccounts, the American Fidelity Dual Strategy Fund, Inc., was a mutual fund sponsored by AFA. On November 26, 2014, the American Fidelity Dual Strategy Fund, Inc. was substituted with the Vanguard Total Stock Market Index Fund. Two new sub-accounts, American Fund International and Vanguard Mid-Cap Index, were added on December 1, 2014. Eight sub-accounts were closed on January 20, 2015.

(b)	Investments

Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

Account C groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities. Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 – significant unobservable inputs (including Account C’s own assumptions used to determine the fair value of investments). There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(Continued)
19

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2015

The following table summarizes the inputs used to value Account C’s net assets as of December 31, 2015:

Level 1 – Quoted prices	$46,676,246
Level 2 – Other significant
observable inputs	—
Level 3 – Significant unobservable
inputs	—
Total	$46,676,246

(c)	Income Taxes

Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns, under sections of the Internal Revenue Code (the Code) applicable to life insurance companies, as part of the American Fidelity Corporation and Subsidiaries consolidated federal income tax returns. Account C will not be taxed as a “regulated investment company” under subchapter M of the Code. Based on this, no charge is being made currently to Account C for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Account C recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes. Account C has no unrecognized tax positions at December 31, 2015.

As of December 31, 2015, Account C has no accrued interest and penalties related to unrecognized tax positions. Account C would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2012 through 2015 remain open to examination by the major taxing jurisdictions to which Account C is subject. Account C, as part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

If additional reserves are required, AFA reimburses Account C. At December 31, 2015, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2015.

(Continued)
20

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2015

(e)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)	Variable Annuity Contracts

AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds’ daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds’ daily net assets (1.25% per annum).

During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% in policy years one through five to 0% beginning in policy year eleven. All such fees were paid to AFA.

(3)	Unit Activity from Contract Transactions

Transactions in units for each segregated subaccount for the years ended December 31, 2015 and 2014 were as follows:

	2015 – Segregated subaccounts
	American Fund International		BR Value Opportunities V.I.
	Units	Dollars	Units	Dollars
Payments received	41,566	$406,746	36,305	$995,740
Withdrawal of funds	(2,647)	(26,431)	(21,860)	(602,950)
Net change from
contract transactions	38,919	$380,315	14,445	$392,790

(Continued)
21

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2015

	2015 – Segregated subaccounts
	BR Basic Value V.I.		DR Stock Index
	Units	Dollars	Units	Dollars
Payments received	28,347	$728,385	54,481	$1,327,494
Withdrawal of funds	(28,693)	(739,561)	(54,817)	(1,338,480)
Net change from
contract transactions	(346)	$(11,176)	(336)	$(10,986)

	2015 – Segregated subaccounts
	DR Socially Responsible Growth		VG Total Bond Market Index
	Units	Dollars	Units	Dollars
Payments received	7,882	$182,054	35,992	$479,741
Withdrawal of funds	(4,581)	(106,056)	(16,252)	(215,609)
Net change from
contract transactions	3,301	$75,998	19,740	$264,132

	2015 – Segregated subaccounts
	VG Balanced		VG Capital Growth
	Units	Dollars	Units	Dollars
Payments received	79,717	$1,473,149	38,818	$837,714
Withdrawal of funds	(31,376)	(579,344)	(5,456)	(117,214)
Net change from
contract transactions	48,341	$893,805	33,362	$720,500

	2015 – Segregated subaccounts
	VG Total Stock Index		VG Mid Cap Index
	Units	Dollars	Units	Dollars
Payments received	74,284	$743,794	67,323	$684,453
Withdrawal of funds	(22,442)	(220,536)	(3,516)	(36,399)
Net change from
contract transactions	51,842	$523,258	63,807	$648,054

(Continued)
22

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2015

	2015 – Segregated subaccounts
	AC VP Balanced		AC VP Capital Appreciation
	Units	Dollars	Units	Dollars
Payments received	216	$4,543	482	$16,293
Withdrawal of funds	(67,659)	(1,419,206)	(69,138)	(2,330,327)
Net change from
contract transactions	(67,443)	$(1,414,663)	(68,656)	$(2,314,034)

	2015 – Segregated subaccounts
	AC VP Income and Growth		AC VP International
	Units	Dollars	Units	Dollars
Payments received	394	$8,948	302	$5,928
Withdrawal of funds	(66,340)	(1,499,860)	(57,464)	(1,153,969)
Net change from
contract transactions	(65,946)	$(1,490,912)	(57,162)	$(1,148,041)

	2015 – Segregated subaccounts
	BR Capital Appreciation V.I.		DR International Value
	Units	Dollars	Units	Dollars
Payments received	81	$1,412	493	$7,826
Withdrawal of funds	(19,782)	(345,494)	(100,008)	(1,610,739)
Net change from
contract transactions	(19,701)	$(344,082)	(99,515)	$(1,602,913)

	2015 – Segregated subaccounts
	DR Technology Growth		VG Small Company
	Units	Dollars	Units	Dollars
Payments received	176	$3,895	884	$18,541
Withdrawal of funds	(40,233)	(884,838)	(217,859)	(4,542,899)
Net change from
contract transactions	(40,057)	$(880,943)	(216,975)	$(4,524,358)

(Continued)
23

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2015

	2014 – Segregated subaccounts
	American Fund International		BR Value Opportunities V.I.
	Units	Dollars	Units	Dollars
Payments received	16,837	$161,718	32,042	$869,311
Withdrawal of funds	—	—	(15,316)	(418,525)
Net change from
contract transactions	16,837	$161,718	16,726	$450,786

	2014 – Segregated subaccounts
	BR Basic Value V.I.		DR Stock Index
	Units	Dollars	Units	Dollars
Payments received	30,405	$759,802	64,168	$1,470,095
Withdrawal of funds	(16,675)	(414,793)	(33,802)	(765,200)
Net change from
contract transactions	13,730	$345,009	30,366	$704,895

	2014 – Segregated subaccounts
	DR Socially Responsible Growth		VG Total Bond Market Index
	Units	Dollars	Units	Dollars
Payments received	5,271	$116,911	28,776	$377,061
Withdrawal of funds	(2,885)	(64,560)	(19,579)	(258,233)
Net change from
contract transactions	2,386	$52,351	9,197	$118,828

	2014 – Segregated subaccounts
	VG Balanced		VG Capital Growth
	Units	Dollars	Units	Dollars
Payments received	69,813	$1,242,841	17,752	$356,506
Withdrawal of funds	(24,147)	(428,036)	(2,542)	(50,567)
Net change from
contract transactions	45,666	$814,805	15,210	$305,939

(Continued)
24

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2015

	2014 – Segregated subaccounts
	VG Total Stock Index		VG Mid Cap Index
	Units	Dollars	Units	Dollars
Payments received	269,893	$2,697,688	10,200	$102,003
Withdrawal of funds	(2,640)	(26,351)	—	—
Net change from
contract transactions	267,253	$2,671,337	10,200	$102,003

	2014 – Segregated subaccounts
	AC VP Balanced		AC VP Capital Appreciation
	Units	Dollars	Units	Dollars
Payments received	6,077	$122,743	10,531	$346,218
Withdrawal of funds	(11,720)	(241,406)	(9,260)	(304,660)
Net change from
contract transactions	(5,643)	$(118,663)	1,271	$41,558

	2014 – Segregated subaccounts
	AC VP Income and Growth		AC VP International
	Units	Dollars	Units	Dollars
Payments received	11,308	$243,818	7,656	$160,802
Withdrawal of funds	(9,310)	(209,450)	(6,974)	(142,451)
Net change from
contract transactions	1,998	$34,368	682	$18,351

	2014 – Segregated subaccounts
	BR Capital Appreciation V.I.		DR International Value
	Units	Dollars	Units	Dollars
Payments received	7,744	$129,153	12,100	$216,078
Withdrawal of funds	(1,863)	(31,727)	(15,312)	(256,995)
Net change from
contract transactions	5,881	$97,426	(3,212)	$(40,917)

(Continued)
25

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2015

	2014 – Segregated subaccounts
	DR Technology Growth		VG Small Company
	Units	Dollars	Units	Dollars
Payments received	7,073	$155,296	25,172	$513,831
Withdrawal of funds	(10,828)	(239,847)	(35,101)	(724,490)
Net change from
contract transactions	(3,755)	$(84,551)	(9,929)	$(210,659)

	2014 – Segregated subaccounts
	Dual Strategy Fund
	Units	Dollars
Payments received	8,975	$184,331
Withdrawal of funds	(123,035)	(2,676,230)
Net change from
contract transactions	(114,060)	$(2,491,899)
(4)	Subsequent Events

Account C has evaluated subsequent events requiring adjustments or disclosure in the financial statements through February 12, 2016, the date the financial statements were issued.

26

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

December 31, 2015 and 2014

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2015. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/KPMG LLP

Oklahoma City, Oklahoma
April 15, 2016

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2015 and 2014
(In thousands)
Assets	2015	2014
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of
$3,024,277 and $2,792,025 in 2015 and 2014, respectively)	$3,066,237	2,948,868
Equity securities available-for-sale, at fair value:
Preferred stocks (cost of $211 in 2015 and 2014)	251	277
Common stocks (cost of $24,067 and $24,069 in
2015 and 2014, respectively)	24,231	24,334
Trading investments	746,194	829,148
Mortgage loans on real estate, net	389,348	351,052
Investment real estate, at cost (less accumulated depreciation of
$4,899 and $3,541 in 2015 and 2014, respectively)	38,295	40,131
Policy loans	52,674	51,928
Short-term and other investments	775	499
	4,318,005	4,246,237
Cash and cash equivalents	175,780	133,835
Accrued investment income	39,991	38,592
Accounts receivable:
Uncollected premiums	61,988	65,195
Reinsurance receivable	1,032,688	1,025,315
Other	15,237	14,760
	1,109,913	1,105,270
Deferred policy acquisition costs	549,370	496,907
Other assets	85,467	80,131
Separate account assets	558,315	648,749
Total assets	$6,836,841	6,749,721

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2015 and 2014
(In thousands)
Liabilities and Stockholder’s Equity	2015	2014
Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$1,047,868	1,026,534
Accident and health	785,194	747,535
Unearned premiums	7,554	6,531
Benefits payable	190,925	188,451
Funds held under deposit administration contracts	1,625,309	1,423,239
Other policy liabilities	127,421	131,004
	3,784,271	3,523,294
Other liabilities:
Funds withheld under reinsurance contract	737,412	736,705
Derivative in funds withheld under reinsurance contract	42,246	116,201
Deferred income tax liability	113,408	144,401
General expenses, taxes, licenses and fees payable,
and other liabilities	152,141	136,224
	1,045,207	1,133,531
Notes payable	535,986	536,580
Capital lease obligation	45,004	45,299
Separate account liabilities	558,315	648,749
Total liabilities	5,968,783	5,887,453
Stockholder’s equity:
Common stock, par value $10 per share. Authorized, issued,
and outstanding, 250,000 shares	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive income	25,841	92,324
Retained earnings	808,179	735,906
Total stockholder’s equity	868,058	862,268
Commitments and contingencies (notes 7, 9, 11, 12 and 14)
Total liabilities and stockholder’s equity	$6,836,841	6,749,721
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Income
Years ended December 31, 2015, 2014 and 2013
(In thousands, except per share amounts)
	2015	2014	2013
Insurance revenues:
Premiums:
Life and annuity	$88,919	86,560	75,188
Accident and health	686,802	662,652	660,010
	775,721	749,212	735,198
Investment revenues:
Net investment income	131,478	123,641	120,750
Realized investment gains (losses)	(65,940)	68,560	(65,352)
Impairment losses recognized in earnings	—	(334)	(2,318)
Other revenues, net	20,894	21,162	12,541
Total revenues	862,153	962,241	800,819
Benefits:
Benefits paid or provided:
Life and annuity	27,454	30,289	26,211
Accident and health	336,654	339,889	331,852
Interest credited to funded contracts	56,038	45,885	49,442
Change in reserves for future policy benefits:
Life and annuity (net of change in reinsurance
reserves ceded of $(7), $4,965 and $5,509
in 2015, 2014 and 2013, respectively)	21,341	11,978	(2,388)
Accident and health (net of change in reinsurance
reserves ceded of $4,357, $12,651 and
$7,438 in 2015, 2014 and 2013, respectively)	33,381	25,046	30,246
Change in fair value of derivative in funds withheld
under reinsurance contract	(73,955)	64,566	(74,549)
	400,913	517,653	360,814
Expenses:
Selling costs	159,637	145,855	140,941
Other operating, administrative, and general expenses	158,521	145,647	138,830
Taxes, other than federal income taxes, and licenses
and fees	27,423	26,875	20,392
Net increase in deferred policy acquisition costs	(39,733)	(38,241)	(18,043)
	305,848	280,136	282,120
Total benefits and expenses	706,761	797,789	642,934
Income before income tax expense	155,392	164,452	157,885
Income tax expense:
Current	43,313	36,575	40,952
Deferred	4,806	13,282	8,455
	48,119	49,857	49,407
Net income	$107,273	114,595	108,478
Basic net income per share	$429	458	434
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)
Years ended December 31, 2015, 2014 and 2013
(In thousands)
	2015	2014	2013
Net income	$107,273	114,595	108,478
Other comprehensive income (loss), before tax:
Unrealized (losses) gains on investments available-for-sale:
Unrealized holding (losses) gains arising during period	(106,265)	149,784	(197,543)
Less reclassification adjustment for gains included
in net income	(8,746)	(3,760)	(7,484)
Plus other-than-temporary impairment losses
recognized in earnings	—	334	2,318
Effect on deferred policy acquisition cost	12,730	(12,000)	17,458
Other comprehensive (losses) income, before tax	(102,281)	134,358	(185,251)
Income tax benefit (expense) related to items of other
comprehensive (losses) income	35,798	(47,025)	64,838
Other comprehensive (loss) income, net of tax	(66,483)	87,333	(120,413)
Total comprehensive income (loss)	$40,790	201,928	(11,935)
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Stockholder’s Equity
Years ended December 31, 2015, 2014 and 2013
(In thousands)
			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income	earnings	equity
Balance, December 31, 2012	$2,500	31,538	125,404	587,833	747,275
Net income	—	—	—	108,478	108,478
Other comprehensive loss	—	—	(120,413)	—	(120,413)
Dividends paid	—	—	—	(40,000)	(40,000)
Balance, December 31, 2013	2,500	31,538	4,991	656,311	695,340
Net income	—	—	—	114,595	114,595
Other comprehensive income	—	—	87,333	—	87,333
Dividends paid	—	—	—	(35,000)	(35,000)
Balance, December 31, 2014	2,500	31,538	92,324	735,906	862,268
Net income	—	—	—	107,273	107,273
Other comprehensive loss	—	—	(66,483)	—	(66,483)
Dividends paid	—	—	—	(35,000)	(35,000)
Balance, December 31, 2015	$2,500	31,538	25,841	808,179	868,058
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2015, 2014 and 2013
(In thousands)
	2015	2014	2013
Cash flows from operating activities:
Net income	$107,273	114,595	108,478
Adjustments to reconcile net income to net cash provided
by operating activities:
Provision for depreciation	3,985	3,517	3,842
Accretion of discount on investments	(1,523)	(2,577)	(2,999)
Realized gains on investments	(8,952)	(4,368)	(10,253)
Net purchases, sales, and maturities of trading
investments	10,598	(8,675)	1,877
Net increase in deferred policy acquisition costs	(39,733)	(38,241)	(18,043)
Increase in accrued investment income	(1,399)	(977)	(1,666)
Increase in accounts receivable	(4,643)	(8,024)	(11,908)
(Increase) decrease in other assets, net of realized gains	(7,722)	(1,565)	1,340
Increase in policy liabilities	62,490	61,978	40,359
Interest credited on deposit and other investment-type
contracts	56,038	45,885	49,442
Charges on deposit and other investment-type contracts	(11,424)	(9,087)	(14,240)
Change in general expenses, taxes, licenses
and fees payable, funds withheld under reinsurance
contract and other liabilities	16,624	(28,302)	12,089
Change in fair value of derivative in funds withheld
under reinsurance contract	(73,955)	64,566	(74,549)
Net change in fair value of trading investments	74,892	(64,192)	75,605
Provision for other than temporarily impaired investments	—	334	2,318
Deferred income taxes	4,806	13,282	8,455
Total adjustments	80,082	23,554	61,669
Net cash provided by operating activities	187,355	138,149	170,147
Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available-for-sale	323,466	264,107	332,941
Equity securities available-for-sale	1,388	4,838	307
Mortgage loans on real estate	52,011	69,147	49,656
Real estate	108	—	206
Net change in short-term and other investments	(276)	43	10,272
Purchase of investments:
Fixed maturities available-for-sale	(547,263)	(383,017)	(518,785)
Equity securities available-for-sale	(1,388)	(1,531)	(900)
Mortgage loans on real estate	(90,694)	(83,690)	(46,988)
Real estate	—	(412)	(470)
Net change in policy loans	(746)	(7,952)	1,335
Net cash used in investing activities	(263,394)	(138,467)	(172,426)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2015, 2014 and 2013
(In thousands)
	2015	2014	2013
Cash flows from financing activities:
Dividends paid to parent	$(35,000)	(35,000)	(40,000)
Proceeds from notes payable	25,000	130,000	75,000
Repayment of notes payable	(25,594)	(130,568)	(75,988)
Repayment of capital lease obligation	(295)	(246)	(883)
Deposits to deposit and other investment-type contracts	265,657	145,798	147,573
Withdrawals from deposit and other investment-type contracts	(111,784)	(98,770)	(89,969)
Net cash provided by financing activities	117,984	11,214	15,733
Net change in cash and cash equivalents	41,945	10,896	13,454
Cash and cash equivalents, beginning of year	133,835	122,939	109,485
Cash and cash equivalents, end of year	$175,780	133,835	122,939
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$17,852	18,473	19,163
Federal income taxes, net of refunds received	46,765	39,575	37,745
Supplemental disclosure of noncash investing and
financing activities:
Change in net unrealized holding gains (losses) on investment available-for-sale net of deferred tax benefit (expense)
of $40,254, $(51,225), and $70,948 in 2015, 2014
and 2013, respectively	$(74,757)	95,133	(131,761)
Effect on deferred policy acquisition cost from change in
net unrealized holding gains (losses) on investments available-
for-sale, net of deferred tax (expense) benefit of
$(4,456), $4,200, and $(6,110) in 2015, 2014 and 2013,
respectively	8,274	(7,800)	11,348
Change in capital lease asset and obligation due to
lease modification	—	16,612	—
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

(1)	Business Description and Significant Accounting Policies

(a)	Business

American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico and Guam, with approximately 40% of direct premiums written in Oklahoma, Texas and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States and Latin America.

(b)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP), which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

(c)	Use of Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. GAAP. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management believes its estimates and assumptions to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

       statements in future periods. Principal estimates that could change in the future are the fair value of investments, whether an available-for-sale security is other-than-temporarily impaired, and the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

(d)	Investments

The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans and short-term and other investments. Management records investments on the trade date and determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold until maturity, and they are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments held for indefinite periods of time and not intended to be held-to-maturity or for trading are classified as available-for-sale and carried at fair value. All of the Company’s investments are classified as available-for-sale or trading.

The effects of unrealized holding gains and losses on trading securities are included in the accompanying consolidated statements of income. The effects of unrealized holding gains and losses on securities available-for-sale are reported in the accompanying consolidated statements of comprehensive income. Transfers of securities between categories are recorded at fair value at the date of transfer.

Short-term investments are reported at amortized cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investments in real estate are carried at cost less accumulated depreciation. Investments in real estate, excluding land, are depreciated on a straight-line basis using an estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

Realized gains and losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the net investment income line item in the consolidated statements of income. Investment income from asset-backed, loan-backed, structured securities and mortgage loans is recognized based on the constant effective-yield method, which includes an adjustment for estimated principal prepayments, if any. The effective yield used to determine amortization for securities subject to prepayment risk is recalculated and adjusted periodically based upon actual historical and/or projected future cash flows, which are obtained from a widely accepted securities data provider. Dividend and interest income are recognized when earned. Rental income on real estate is recognized on a straight-line basis over the lease term.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

Accrual of income is suspended on fixed maturities or mortgage loans that are in default. Interest income on investments in default is recognized only when payments are received. Investments included in the consolidated balance sheets that were not income producing for the preceding twelve months were not material.

To maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

The Company limits its risk by investing in fixed maturities and equity securities of investment-grade rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. The Company does not purchase fixed maturities that are below investment-grade; however, certain securities have dropped below investment-grade after they were acquired. Certain fixed maturities are guaranteed by the United States government. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals.

One of the significant considerations related to available-for-sale securities is the evaluation of impairments on investments. In the assessment to determine if a decline in the estimated fair value of any given security is other-than-temporary, management evaluates the following factors: (1) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; (2) the recoverability of principal and interest for fixed maturity securities, or cost for equity securities; (3) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities, or cost for equity securities; and (4) the financial condition of the issuer, including near-term and long-term prospects, the relevant industry conditions and trends, and implications of rating agency actions and offering prices.

If management determines that a decline in the value of an equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss in the period such a determination was made. For debt securities, the amount of the other than temporary impairment (OTTI) recognized in earnings depends on whether the Company intends to sell or more likely than not will be required to sell the security before recovery. If either one of these criteria is met, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost and its estimated fair value at the impairment measurement date. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss recognized in earnings at an amount equal to the difference between the amortized cost and the present value of anticipated cash flows, and a noncredit loss recognized in other comprehensive income for any difference between the fair value and the net present value of anticipated cash flows. Any subsequent recoveries in value, other than amounts accreted to the expected recovery amount, are recognized at disposition.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

The risks inherent in assessing the impairment of an investment include the risk that market factors may differ from the Company’s projections and the risk that facts and circumstances factored into the Company’s assessment may change with time and may lead to a different impairment conclusion in future periods.

(e)	Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The levels are as follows:

•	Level 1 inputs are quoted prices in active markets for identical securities

•	Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 inputs are significant unobservable inputs (including the Company’s own assumptions used to determine the fair value of investments).

(f)	Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

(g)	Recognition of Premium Revenue and Related Costs

Revenues from life, payout annuity (with life contingencies), and long-duration accident and health policies represent premiums recognized when due from policyholders and are included in life and annuity, and accident and health premiums. Premiums related to short-duration accident and health policies are recognized over the applicable premium-paying period. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company’s earnings related to annuity products are impacted by conditions in the overall interest rate environment.

Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

(h)	Policy Acquisition Costs

The Company defers acquisition costs that are directly related to the successful acquisition of business. Direct costs deferred consist principally of field sales compensation, commissions, and underwriting and issue costs. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company’s experience. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable. As part of the required accounting for unrealized gains and losses, the Company also adjusts DAC to recognize the adjustment as if the unrealized gains and losses from securities classified as available-for-sale had been realized.

(i)	Policy Liabilities

Reserves for future policy benefits are comprised of both life and annuity products and accident and health products. Life and annuity policy reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates and other assumptions based on the Company’s experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible adverse deviation.

The reserves for accident and health products are calculated in multiple ways. Cancer, critical illness and accident only policy reserves are calculated using the net level reserve method described above. Disability claim reserves are determined using case-basis evaluations and statistical analyses. Other accident and health claim reserves are determined using development methods on aggregate blocks of business. Accident and health claim reserves are then segregated into reserves for future policy benefits and benefits payable. Cancer and disability claim reserves are discounted at 4.25% and 4.50% at December 31, 2015 and 2014 respectively. The discount rate used is based on the yield of assets supporting the blocks of business. The estimates are periodically reviewed, and as adjustments become necessary, they are reflected in current valuations. Although the reserves are the Company’s best estimate of the ultimate value, actual results may vary from these estimates.

Funds held under deposit administration contracts represent the contract value that has accrued to the benefit of the policyholders related to investment-type contracts. These are generally equal to the accumulated deposits, plus interest credited, reduced by withdrawals, payouts, and accumulated policyholder assessments. The range of interest being credited to these contracts varies from 0.81% to 9.80%.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

(j)	Reinsurance

The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the consolidated balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

(k)	Income Taxes

Income taxes are accounted for under the asset and liability method as prescribed by the applicable accounting standards. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes and measures unrecognized income tax positions as prescribed by the applicable accounting standards for income taxes. The accounting guidance clarifies the accounting for unrecognized income tax positions in an enterprise’s consolidated financial statements and requires that realization of an unrecognized income tax position must be “more likely than not” (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the consolidated financial statements. Further, the guidance prescribes the benefit to be recorded in the consolidated financial statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. The Company recognizes any interest accrued in interest expense and any penalties accrued in operating expense that relate to unrecognized income tax positions.

(l)	Capital Lease Assets and Equipment

Capital lease assets and equipment, which are included in other assets, are stated at cost less accumulated depreciation and are depreciated on a straight-line basis using estimated lives of three to ten years for equipment and the shorter of the useful life of the capital lease asset or the lease term of 20 years. The balance of the capital lease asset and equipment at December 31, 2015 and 2014, was approximately $39,919,000 and $41,715,000, respectively. This reflects modifications to the capital lease agreement in 2014.  Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

(m)	Company-Owned Life Insurance

The Company is the owner of three single premium insurance policies and one group variable life insurance policy for certain current executives of the Company, where the Company is the beneficiary. These policies, accounted for using the investment method, were purchased in 2010 and 2014.  The policies are recorded in other assets at their net cash surrender values, as reported by the four issuing

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

 insurance companies, whose Standard & Poor’s financial strength ratings are AA+ for the single premium insurance policies and A for the group variable life insurance policy. The net cash surrender values totaled approximately $32,929,000 and $31,935,000 as of December 31, 2015 and 2014, respectively, and are included in other assets. The face value (death benefit) of the life insurance policies underlying the contracts was approximately $80,511,000 and $80,217,000 as of December 31, 2015 and 2014, respectively.

(n)	Separate Accounts

The Company maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A), American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account A, Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of Account A, Account B, and Account C are segregated from the Company’s assets. The assets are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

The following table summarizes the inputs used to value the separate accounts’ net assets as of December 31 (in thousands):

	2015	2014
Level 1 – Quoted prices	$558,315	648,749
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$558,315	648,749

There were no transfers of securities between levels during the years.

(o)	Basic Net Income per Share

Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2015, 2014 and 2013, the weighted average number of shares outstanding was 250,000. There are no dilutive shares outstanding.

(p)	Derivative in Funds Withheld under Reinsurance Contract

The Company follows the applicable accounting guidance on embedded derivatives related to modified coinsurance arrangements. The Company’s funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the guidance. At December 31, 2015 and 2014, the balance of the funds withheld under reinsurance

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

 contract was approximately $737,412,000 and $736,705,000, respectively. The identified embedded derivative closely resembles a total return swap. A valuation model was developed to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The assumptions for the value of the derivative include the difference between the book and market value of the underlying investment portfolio and the present value of the future Interest Maintenance Reserve (IMR) amortization. The LIBOR/swap curve is used to calculate the present value of the future IMR amortization using rates published by LIBOR and the U.S. Federal Reserve on the last day of each quarter.

The change in the embedded derivative for the years ended December 31, 2015, 2014 and 2013 of approximately $73,955,000, $(64,566,000) and $74,549,000, respectively, is included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.

(q)	Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation.

(r)	New Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2016-02, Leases. This new standard establishes a comprehensive new lease accounting model. The new standard clarifies the definition of a lease, requires a dual approach to lease classification similar to current lease classifications, and causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease term of more than twelve months. The standard is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted.  The Company is currently evaluating the impact of the new standard on the consolidated financial position and results of operations.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities.  ASU 2016-01, among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi), requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements and (viii) clarifies that an entity should evaluate the need for a valuation

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

allowance on a deferred tax asset related to available-for-sale. ASU 2016-01 will be effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently evaluating the impact of the new standard on the consolidated financial position and results of operations.

In May 2015, the FASB issued ASU 2015-09, Financial Services – Insurance: Disclosures about Short-Duration Contracts.  ASU 2015-09 expands the disclosures an insurance entity would provide about its short duration contracts. The disclosure about the liability for unpaid claims and claim adjustment expenses is intended to increase the transparency of significant estimates made in the measuring of those liabilities and provide insight into an insurance entity’s ability to underwrite and anticipate costs associated with claims. The amended guidance is effective for annual reporting periods beginning after December 15, 2015 and for interim reporting periods beginning after December 15, 2016. The guidance affects disclosures only and will not impact the Company’s results of operations or financial position.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation: Amendment to the Consolidate Analysis.  This revised standard improves targeted areas of the consolidation guidance and reduces the number of consolidation models.  This update is effective for annual and interim periods in fiscal years beginning after December 15, 2015, with early adoption permitted.  The Company does not expect the adoption of ASU 2015-02 to have a material impact on the consolidated financial position or results of operations.

In May 2014, the FASB issued guidance in ASU No. 2014-09, Revenue from Contracts with Customers, outlining a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers.  This guidance requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  Additionally, this guidance expands related disclosure requirements.  This guidance is effective for reporting periods beginning after December 15, 2017.  In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers, which deferred the effective date of the new revenue recognition standard for one year. The Company is currently evaluating the impact this guidance will have on the consolidated financial position and results of operations.

(2)	Statutory Financial Information

The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. GAAP. The Company reported statutory net income for the years ended December 31, 2015, 2014 and 2013 of approximately $75,367,000, $69,252,000 and $71,728,000, respectively. The Company reported statutory capital and surplus at December 31, 2015 and 2014 of approximately $408,498,000 and $380,373,000, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2016, is approximately $72,828,000, which is the statutory net gain from operations at December 31, 2015.

(3)	Investments

Investment income for the years ended December 31 is summarized below (in thousands):

	2015	2014	2013
Interest on fixed maturities	$172,190	169,023	166,198
Dividends on equity securities	1,460	1,266	908
Interest on mortgage loans	23,409	22,449	22,723
Investment real estate income	5,055	4,800	4,886
Interest on policy loans	3,176	3,135	2,932
Interest on short-term investments	10	6	44
Other	2,476	582	330
	207,776	201,261	198,021
Less reinsurance allowance for investment
income under funds withheld
arrangement (note 12)	(43,046)	(42,832)	(42,671)
Less investment expenses	(33,252)	(34,788)	(34,600)
Net investment income	$131,478	123,641	120,750

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

	2015		2014		2013
	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Fixed maturities available-for-sale	$8,746	(114,883)	3,760	146,696	7,481	(203,316)
Equity securities available-for-sale	—	(128)	—	(338)	4	607
Trading securities	722	—	753	—	2,662	—
Trading securities (not recognized)	(74,892)	—	64,192	—	(75,605)	—
Other-than-temporary impairments	—	—	(334)	—	(2,318)	—
Mortgage loans and real estate	(325)	—	(145)	—	106	—
Short term and other assets	(191)	—	—	—	—	—
	$(65,940)	(115,011)	68,226	146,358	(67,670)	(202,709)

Included in the above realized gains (losses) is the (increase) decrease in the allowance for possible losses on mortgage loans of approximately $(387,000), $(145,000) and $27,000 in 2015, 2014 and 2013, respectively.

The gross unrealized holding gains on equity securities available-for-sale were approximately $213,000, $334,000 and $669,000 in 2015, 2014 and 2013, respectively. The gross unrealized holding losses on equity securities available-for-sale were approximately $10,000 in 2015, $3,000 in 2014 and $0 in 2013.

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale are as follows (in thousands):

	December 31, 2015
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$499	—	(1)	498
Obligations of U.S. government
agencies	7,105	830	—	7,935
States and territories	307,162	28,906	(442)	335,626
Special revenue	374,514	8,759	(7,230)	376,043
Foreign government	28,961	1,450	(147)	30,264
Corporate securities	1,585,868	47,059	(67,839)	1,565,088
Mortgage-backed securities	720,168	38,687	(8,072)	750,783
Total	$3,024,277	125,691	(83,731)	3,066,237

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

	December 31, 2014
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$499	—	(1)	498
Obligations of U.S. government
agencies	8,814	1,041	—	9,855
States and territories	306,248	35,950	(167)	342,031
Special revenue	308,715	12,928	(5,167)	316,476
Foreign government	28,956	2,018	—	30,974
Corporate securities	1,360,903	83,096	(14,571)	1,429,428
Mortgage-backed securities	777,890	48,443	(6,727)	819,606
Total	$2,792,025	183,476	(26,633)	2,948,868

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale at December 31, 2015 are shown below (in thousands) by effective maturity. Expected maturities will differ from effective maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	cost	fair value
Due in one year or less	$39,408	39,925
Due after one year through five years	322,640	336,651
Due after five years through ten years	1,038,013	1,013,638
Due after ten years	904,048	925,240
	2,304,109	2,315,454
Mortgage-backed securities	720,168	750,783
Total	$3,024,277	3,066,237

Proceeds from sales of investments in fixed maturities available-for-sale were approximately $112,898,000, $114,092,000 and $105,698,000 in 2015, 2014 and 2013, respectively. Gross gains of approximately $6,372,000, $4,911,000 and $6,086,000 were realized in 2015, 2014 and 2013, respectively. Gross losses of approximately $1,832,000, $2,556,000 and $593,000 were realized on those sales in 2015, 2014, and 2013, respectively. In addition, the Company realized net gains of approximately $4,206,000,

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

 $1,405,000 and $1,988,000 during 2015, 2014 and 2013, respectively, on investments in fixed maturities that were called or prepaid. During 2015, the Company had no security that was other-than-temporarily impaired.  During 2014 and 2013, the Company had certain securities that were other-than-temporarily impaired related to credit risk which created losses of approximately $334,000 and $2,318,000, respectively.

The Company’s common stock consists primarily of Federal Home Loan Bank common stock.

At December 31, 2015 and 2014, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $746,194,000 and $829,148,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the years ended December 31, 2015, 2014 and 2013 were approximately $722,000, $753,000 and $2,662,000, respectively, and are included in net investment income. Net unrealized holding gains (losses) on trading securities held at December 31, 2015, 2014 and 2013 were approximately $14,547,000, $89,439,000 and $25,247,000, respectively.

Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):

	December 31, 2015
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities	$—	—	499	(1)	499	(1)
States and territories	11,152	(249)	11,067	(193)	22,219	(442)
Special revenue	67,414	(1,255)	149,550	(5,975)	216,964	(7,230)
Foreign Government	4,848	(147)	—	—	4,848	(147)
Corporate securities	462,722	(24,920)	297,258	(42,919)	759,980	(67,839)
Mortgage-backed securities	55,835	(715)	77,137	(7,357)	132,972	(8,072)
Subtotal Debt Securities	601,971	(27,286)	535,511	(56,445)	1,137,482	(83,731)

Common Stocks	90	(9)	—	—	90	(9)
Total	$602,061	(27,295)	535,511	(56,445)	1,137,572	(83,740)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

	December 31, 2014
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities	$497	(1)	—	—	497	(1)
States and territories	—	—	11,597	(167)	11,597	(167)
Special revenue	2,999	(1)	161,849	(5,166)	164,848	(5,167)
Corporate securities	62,774	(1,316)	282,534	(13,255)	345,308	(14,571)
Mortgage-backed securities	7,025	(71)	83,748	(6,656)	90,773	(6,727)
Subtotal Debt Securities	73,295	(1,389)	539,728	(25,244)	613,023	(26,633)

Common Stocks	97	(3)	—	—	97	(3)
Total	$73,392	(1,392)	539,728	(25,244)	613,120	(26,636)

The unrealized losses in U.S. Treasury securities and obligations of U.S. government agencies and states and territories are due to interest rate fluctuations, which result in a decline in market values from original purchase price.  Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment.  The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in special revenue securities are comprised of general obligations of U.S. government sponsored agencies for which the U.S. government is indirectly obligated. The unrealized loss is due to interest rate fluctuations, which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward or interest rates rise. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in mortgage-backed securities are comprised of mortgage-backed obligations of U.S. government-sponsored agencies for which the U.S. government is indirectly obligated, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

 current market and economic conditions that are affecting the mortgage-backed sector. The credit quality on some mortgage-backed bonds has declined due to the large number of defaults on residential mortgage loans. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired. When the Company believes it will not receive all contractual cash flows, the securities are considered other-than-temporarily impaired.

At December 31, 2015 and 2014, investments with carrying values of approximately $2,904,000 and $2,903,000, respectively, were on deposit with state insurance departments as required by statute.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

(4)	Fair Value Measurements

(a)	Fair Value Hierarchy

       The following table presents the assets and liabilities that the Company measured at fair value on a recurring basis at December 31, 2015 (in thousands):

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$498	—	—	498
U.S. agency bonds	—	7,935	—	7,935
Municipal bonds	—	335,626	—	335,626
Special revenue	—	370,781	5,262	376,043
Foreign government	—	30,264	—	30,264
Corporate bonds	—	1,256,144	308,944	1,565,088
Mortgage-backed	—	729,443	21,340	750,783
Preferred stock	251	—	—	251
FHLB common stock	23,867	—	—	23,867
Common stock – other	274	90	—	364
Trading:
U.S. Treasury bonds	652	—	—	652
Municipal bonds	—	110,103	—	110,103
Special revenue	—	42,665	—	42,665
Foreign government	—	5,234	—	5,234
Corporate bonds	—	524,897	15,825	540,722
Mortgage-backed	—	37,706	5,004	42,710
Preferred stock	—	—	4,108	4,108
Total	$25,542	3,450,888	360,483	3,836,913
Liabilities:
Derivative in funds
withheld	$—	42,246	—	42,246
Total	$—	42,246	—	42,246

There were no transfers between Levels 1 and 2 during the year.  The transfers into Level 3 during the year were the result of existing securities no longer being priced by the independent

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

 pricing service at the end of the period.  The transfers out of Level 3 were securities being priced by an independent pricing service at the end of the period, using inputs that are observable or derived from market data, which resulted in the classification of these assets as Level 2.

The following table presents the change for the year ended December 31, 2015 in the assets measured at fair value using unobservable inputs (Level 3) (in thousands):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$294,734	29,555	324,289
Purchases	72,282	4,000	76,282
Sales	(31,869)	(6,992)	(38,861)
Realized gain (loss)	2,634	(1,577)	1,057
Accretion/amortization	(1)	107	106
OTTI	—	—	—
Change in market value	(13,340)	1,247	(12,093)
Transfers in and/or out of Level 3	11,106	(1,403)	9,703
Ending balance	$335,546	24,937	360,483

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a recurring basis at December 31, 2015 are summarized below (in thousands):

Fair value
	at December 31,	Valuation	Unobservable	Range
	2015	techniques	input	(average)
Private placements	$334,139	Spread Matrix	Spreads	135 bps to 461 bps
(234 bps avg)
			Avg Life	2.4 yrs–15.6
yrs (7.2 yrs
avg)
Structured notes	$26,344	Discounted
		Cash flow	Discount Rate	5.75% to 7.13%
(6.44% avg)
			Recovery Rate	0% for Insurance
Companies & Banks
10% for Others
			Default	AM Best Ratings
			probability	mapped to their
respective idealized
default probability

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

The following table presents the assets and liabilities that the Company measured at fair value on a recurring basis at December 31, 2014 (in thousands):

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$498	—	—	498
U.S. agency bonds	—	9,855	—	9,855
Municipal bonds	—	342,031	—	342,031
Special revenue	—	310,415	6,061	316,476
Foreign government	—	30,974	—	30,974
Corporate bonds	—	1,167,220	262,208	1,429,428
Mortgage-backed	—	793,141	26,465	819,606
Trading:
U.S. Treasury bonds	685	—	—	685
Municipal bonds	—	108,639	—	108,639
Special revenue	—	38,627	3,091	41,718
Foreign government	—	5,452	—	5,452
Corporate bonds	—	595,106	18,169	613,275
Mortgage-backed	—	51,084	8,295	59,379
Preferred stock	277	—	—	277
FHLB common stock	23,868	—	—	23,868
Common stock – other	369	97	—	466
Total	$25,697	3,452,641	324,289	3,802,627
Liabilities:
Derivative in funds
withheld	$—	116,201	—	116,201
Total	$—	116,201	—	116,201

There were no transfers between levels 1 and 2 during the year. The transfers into Level 3 during the year were the result of existing securities no longer being priced by the independent pricing service at the end of the period.  The transfers out of Level 3 were securities being priced by an independent pricing service at the end of the period, using inputs that are observable or derived from market data, which resulted in the classification of these assets as Level 2.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

The following table presents the change for the year ended December 31, 2014 in the assets measured at fair value using unobservable inputs (Level 3) (in thousands):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$265,872	27,040	292,912
Purchases	54,193	3,102	57,295
Sales	(38,254)	(3,852)	(42,106)
Realized loss	(1,540)	(1,259)	(2,799)
Accretion/amortization	17	10	27
OTTI	—	—	—
Change in market value	13,589	1,935	15,524
Transfers in and/or out of Level 3	857	2,579	3,436
Ending balance	$294,734	29,555	324,289

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a recurring basis at December 31, 2014 are summarized below (in thousands):

Fair value
	at December 31,	Valuation	Unobservable	Range
	2014	techniques	input	(average)
Private placements	$289,529	Spread Matrix	Spreads	56 bps to 350 bps
(175 bps avg)
			Avg Life	0.02 yrs–14.00
yrs (7.10 yrs
avg)
Structured notes	$34,760	Discounted
		Cash flow	Discount Rate	7.60% to 7.69%
(7.65% avg)
			Recovery Rate	0% for Insurance Companies
& 10% for
Banks
			Default	AM Best Ratings
			probability	mapped to their
respective idealized
default probability

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

(b)	Fair Value of Financial Instruments

A summary of the Company’s financial instruments (in thousands) and the fair value estimates, methods, and assumptions is set forth below:

	Estimated market value as of December 31, 2015
	Carrying
	value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$175,780	175,780	—	—	175,780
Short term and other
investments	775	775	—	—	775
Bonds – Available-for-sale	3,066,237	498	2,730,193	335,546	3,066,237
Bonds – Trading	742,086	652	720,605	20,829	742,086
Equity – Available-for-sale	24,482	24,392	90	—	24,482
Equity - Trading	4,108	—	—	4,108	4,108
Accrued investment income	39,991	—	39,991	—	39,991
Mortgage loans	389,348	—	—	412,812	412,812
Financial liabilities:
Certain policy liabilities	1,651,606	—	—	1,649,539	1,649,539
Derivative in funds withheld	42,246	—	42,246	—	42,246
Notes payable	535,986	—	553,610	—	553,610
	Estimated market value as of December 31, 2014
	Carrying
	value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$133,835	133,835	—	—	133,835
Short-term and other
investments	499	499	—	—	499
Bonds – Available-for-sale	2,948,868	498	2,653,635	294,735	2,948,868
Bonds – Trading	829,148	685	798,909	29,554	829,148
Equity – Available-for-sale	24,611	24,514	97	—	24,611
Accrued investment income	38,592	—	38,592	—	38,592
Mortgage loans	351,052	—	—	384,681	384,681
Financial liabilities:
Certain policy liabilities	1,451,240	—	—	1,449,968	1,449,968
Derivative in funds withheld	116,201	—	116,201	—	116,201
Notes payable	536,580	—	561,784	—	561,784

Cash and Cash Equivalents, Short-Term and Other Investments, and Accrued Investment Income

The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

Policy Loans

Policy loans have average interest yields of approximately 6.07% and 6.54% as of December 31, 2015 and 2014, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

Fixed Maturities and Trading Investments

For fixed maturities and marketable equity securities, as well as trading securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company’s investments also include less liquid or private fixed maturity debt securities, such as private placements and certain structured notes. Valuations are estimated based on nonbinding broker prices or valuation models, discounted cash flow models and other similar techniques that use observable and unobservable inputs and are considered Level 3.

Equity Securities

The fair value of equity securities investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers or bid quotations received from securities dealers.

Mortgage Loans

Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 5.17% and 5.52% for December 31, 2015 and 2014, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 4.24% and 3.81% for December 31, 2015 and 2014, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

Certain Policy Liabilities

Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is determined using estimated projected future cash flows discounted at the rate that would be required to transfer the liability in an

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

orderly transaction. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

	2015		2014
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(In thousands)
Funds held under deposit
administration contracts	$1,625,309	1,620,357	1,423,239	1,419,544
Annuities	26,297	29,182	28,001	30,424

Derivative in Funds Withheld under Reinsurance Contract

The fair value of the Company’s derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

Notes Payable

The fair value of the Company’s notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/swap curve.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.

(5)	Deferred Policy Acquisition Costs

DAC principally represents field sales compensation, direct response costs, underwriting and issue costs, and related expenses. This asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

securities available-for-sale. Information relating to the change in DAC is summarized as follows (in thousands):

	Life and	Accident and
	annuity	health	Total
Balance December 31, 2012	$78,218	356,947	435,165
Deferred costs	12,560	68,534	81,094
Amortization	(7,071)	(55,980)	(63,051)
Net increase	5,489	12,554	18,043
Change in DAC due to unrealized
investment losses	17,458	—	17,458
Balance December 31, 2013	101,165	369,501	470,666
Deferred costs	9,770	73,880	83,650
Amortization	(562)	(44,847)	(45,409)
Net increase	9,208	29,033	38,241
Change in DAC due to unrealized
investment gains	(12,000)	—	(12,000)
Balance December 31, 2014	98,373	398,534	496,907
Deferred costs	13,959	82,163	96,122
Amortization	(9,855)	(46,534)	(56,389)
Net increase	4,104	35,629	39,733
Change in DAC due to unrealized
investment losses	12,730	—	12,730
Balance December 31, 2015	$115,207	434,163	549,370

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

(6)	Reserves for Life and Annuity Future Policy Benefits

Reserves for life and annuity future policy benefits as of December 31 are as follows (in thousands):

	2015	2014
Life and annuity reserves
Traditional Life	$245,103	222,751
Universal Life	3,815	4,232
Payout Annuities	27,690	27,673
Group Term Life Waiver of Premium Disabled Lives	10,208	10,337
Other	296	250
Assumption Reinsurance (See Note 12)	760,723	761,163
Assumption Yearly Renewable Term (YRT) Reinsurance	33	128
	$1,047,868	1,026,534

Reserves for traditional life liabilities are based on the present value of future benefits and expenses less the present value of future net premiums based on mortality, persistency, expense, and interest rate assumptions, which are based upon each subsidiary's experience when the basis of the liability is established. Valuation interest rates for the traditional life liability range from 2.0% to 8.5%.

Reserves for universal life liabilities include waiver of premium disabled lives reserves, which are calculated on a statutory basis. The liability also includes amounts received but not yet earned. The policies' fund values are held as a deposit liability.

Reserves for payout annuities (including all supplemental contracts) are based on the present value of future benefits and expenses discounted, where applicable, at mortality rates used in pricing and approximated "break-even" interest rates based on the premium received; it excludes "Certain Only" and deferred annuities, which are valued as deposit liabilities.

Reserves for group term waiver of premium disabled lives is based on the present value of future premiums to be waived discounted using statutory recovery/termination rates and a 6.0% interest rate; this includes an adjustment for claims incurred but not yet reported (IBNR).

Other reserves include an adjustment for IBNR on individual life waiver of premium claims and a small group annuity.

Reserves on assumption YRT reinsurance represent the mortality risk assumed on a yearly renewable term basis.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

(7)	Liability for Benefits Payable

Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2015, 2014, and 2013 was as follows (in thousands):

	2015	2014	2013
Liability, beginning of year, net of
reinsurance	$187,577	178,270	173,064
Incurred related to:
Current year	405,973	395,526	391,670
Prior years	(41,462)	(25,348)	(33,607)
Total incurred	364,511	370,178	358,063
Paid related to:
Current year	219,057	213,829	212,359
Prior years	145,051	147,042	140,498
Total paid	364,108	360,871	352,857
Liability, end of year, net of reinsurance	$187,980	187,577	178,270

Reinsurance recoverables on paid losses were approximately $2,945,000 and $874,000 at December 31, 2015 and 2014, respectively.

The provision for benefits pertaining to prior years decreased approximately $41,462,000 in 2015 from the prior year estimate. This decrease overall includes better than expected experience of approximately $29,819,000 for group medical and disability, approximately $4,394,000 for life, and approximately $7,249,000 for cancer business. The decreases are due to conservative estimates in prior year reserves followed by subsequent better than expected claims experience.

The provision for benefits pertaining to prior years decreased approximately $25,348,000 in 2014 from the prior year estimate. This decrease overall includes better than expected experience of approximately $21,125,000 for group medical and disability, approximately $4,429,000 for life, and worse than expected experience of approximately $206,000 for cancer business. The decrease in group medical and disability, and life is due to conservative estimates in prior year reserves followed by subsequent better than expected claims experience. The increase for cancer is due to a lengthening of the tail in the claim runoff.

The provision for benefits pertaining to prior years decreased approximately $33,607,000 in 2013 from the prior year estimate. This decrease overall includes better than expected experience of approximately $31,660,000 for group medical and disability, approximately $5,235,000 for life, and worse than expected experience of approximately $3,288,000 for cancer business. The decrease in group medical and disability,

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

 and life is due to conservative estimates in prior year reserves followed by subsequent better than expected claims experience. The increase for cancer is due to a lengthening of the tail in the claims runoff.

The Company discounts cancer reserves and group disability reserves for benefits payable. The reduction in liability due to this discounting, net of reinsurance at December 31, 2015 and 2014, is approximately $82,895,000 and $83,476,000, respectively.

(8)	Notes Payable

Notes payable as of December 31 are summarized as follows (in thousands):

	2015	2014
Lines of credit with Federal Home Loan Bank, maturities
ranging from 2016 to 2024, interest due monthly, rates
ranging from 0.41% to 5.06%, some of which are subject
to conversion to an adjustable rate	$521,500	521,500
4.32% promissory note due in monthly installments of
approximately $103,000 (including interest) to 2022	14,486	15,080
	$535,986	536,580

AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amount of $521,500,000 at December 31, 2015 and 2014. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $537,739,000 and $573,244,000 at December 31, 2015 and 2014, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 238,673 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $23,867,300 at December 31, 2015.

The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

The Company has no unused lines of credit at December 31, 2015.

Interest expense for the years ended December 31, 2015, 2014 and 2013 totaled approximately $17,794,000, $18,532,000, and $19,042,000 respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2015 are as follows (in thousands):

2016	$130,620
2017	90,647
2018	97,176
2019	705
2020	40,737
Thereafter	176,101
$535,986

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

(9)	Income Taxes

    Total 2015, 2014 and 2013 income tax expense in the accompanying consolidated statements of income differs from the federal statutory income tax rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes, the dividends received deduction, nondeductible meals and entertainment expenses, and school construction bond credits and interest income.

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2015	2014
Deferred tax assets:
Other investments	$1,444	1,296
Life and health reserves	33,155	27,758
Other liabilities and assets	3,041	4,090
Litigation accruals	221	275
Compensation and retirement	10,118	8,887
Real estate and equipment	3,717	2,467
Derivative in funds withheld under reinsurance contract	14,786	40,670
Capital lease	1,921	1,256
Total deferred tax assets	68,403	86,699
Deferred tax liabilities:
Fixed maturities	(20,202)	(84,049)
Equity securities	(3,084)	(2,797)
Deferred policy acquisition costs	(142,469)	(127,288)
Due and deferred premiums	(16,056)	(16,966)
Total deferred tax liabilities	(181,811)	(231,100)
Net deferred tax liability	$(113,408)	(144,401)

At December 31, 2015 and 2014, the Company has no capital loss carryforwards.

Management periodically reviews whether a valuation allowance is needed on its total deferred tax assets reported on the consolidated balance sheet based on factors such as past history and trends, projected taxable income, and expiration dates of capital loss carryforwards. Management believes that in 2015 and 2014 it is more likely than not that the results of operations will generate sufficient taxable income to realize its deferred tax assets on the consolidated balance sheet.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

The Company and its subsidiaries are included in AFC’s consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. As of December 31, 2015, other accounts receivable includes current taxes receivable of approximately $1,090,000, and at December 31, 2014, other accounts payable includes current income taxes payable of approximately $2,361,000.

The Company has no liability for unrecognized income tax benefits or accrued interest related to unrecognized income tax benefits as of December 31, 2015 and 2014. As of December 31, 2015 and 2014, there were no penalties recorded on unrecognized income tax benefits. The Company has no unrecognized income tax benefits as of December 31, 2015 and 2014, which would affect the effective tax rate, if recognized.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2012 and state and local income tax examinations for years prior to 2011. The Company is not currently under examination by any taxing authority.

(10)	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the years indicated, as follows (in thousands):

	Year ended December 31, 2015
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains (losses) on
available-for-sale investments:
Unrealized holding losses, net,
arising during the period	$(106,265)	37,193	(69,072)
Less realized investment gains, net,
excluding impairment losses	(8,746)	3,061	(5,685)
Plus effect on DAC	12,730	(4,456)	8,274
Other comprehensive loss	$(102,281)	35,798	(66,483)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

	Year ended December 31, 2014
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains (losses) on available-for-
sale investments:
Unrealized holding gains, net,
arising during the period	$149,784	(52,424)	97,360
Less realized investment gains, net,
excluding impairment losses	(3,760)	1,316	(2,444)
Plus other-than-temporary
impairment losses recognized in
earnings	334	(117)	217
Plus effect on DAC	(12,000)	4,200	(7,800)
Other comprehensive income	$134,358	(47,025)	87,333

	Year ended December 31, 2013
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains (losses) on available-for-
sale investments:
Unrealized holding losses, net,
arising during the period	$(197,543)	69,140	(128,403)
Less realized investment gains, net,
excluding impairment losses	(7,484)	2,619	(4,865)
Plus other-than-temporary
impairment losses recognized in
earnings	2,318	(811)	1,507
Plus effect on DAC	17,458	(6,110)	11,348
Other comprehensive loss	$(185,251)	64,838	(120,413)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

At December 31, 2015, 2014 and 2013, the component of accumulated other comprehensive income is as follows (in thousands):

	2015	2014	2013
Unrealized holding gains, net of
deferred tax expense of $(13,914), $(49,712)
and $(2,686) in 2015, 2014 and 2013
respectively, including the effect on DAC of
$1,568, $9,842 and $2,041, net of deferred
tax benefit of $843, $5,299 and $1,099 in
2015, 2014 and 2013 respectively.	$25,841	92,324	4,991
	$25,841	92,324	4,991

(11)	Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2015 and 2014, reinsurance receivables with a carrying value of approximately $224,618,000 and $204,713,000, respectively, were associated with three reinsurers. In addition, reinsurance receivables of approximately $748,059,000 and $747,964,000 in 2015 and 2014, respectively, were associated with one reinsurer (note 12).

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2015 and 2014, the face amounts of life insurance in force that are reinsured amounted to approximately $8,988,000,000 (approximately 36.1% of total life insurance in force) and $9,611,000,000 (approximately 39.9% of total life insurance in force), respectively.

Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $136,533,000, $154,801,000 and $181,212,000 for life and accident and health reinsurance ceded, and approximately $43,546,000, $45,056,000 and $55,905,000 for life and accident and health reinsurance assumed for the years ended December 31, 2015, 2014 and 2013, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

Reinsurance agreements reduced incurred benefits for life and accident and health policies by approximately $147,209,000, $160,853,000 and $203,227,000 for the years ended December 31, 2015, 2014 and 2013, respectively.

(12)	Acquired Business – Mid-Continent Life Insurance Company

Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $737,412,000 and $736,705,000 to HLR and maintaining a funds withheld liability at December 31, 2015 and 2014, respectively.

Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed “Extra-Life” contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed “Extra-Life” contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra-Life” contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma.

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

 the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a material impact on the value of the SPR. The SPR was approximately $378,749,000 and $378,454,000 for 2015 and 2014, respectively.

Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. DAC taxes are excluded from the experience refund and loss carryforward calculations and are settled quarterly. There was no experience refund earned by the Company in 2015 and 2014. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in the Company’s investment income, and administrative expense allowances paid to the Company are reported as a reduction of the Company’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

(13)	Employee Benefit Plans

The Company participates in a pension plan (the Plan), sponsored by AFC and is not directly liable for obligations under the Plan.  The Plan covers all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $7,558,000, $10,193,000 and $7,398,000 to the Plan during the years ended December 31, 2015, 2014 and 2013, respectively.

The Company participates in a defined-contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $6,909,000, $3,293,000 and $2,837,000 to this plan during the years ended December 31, 2015, 2014 and 2013, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

(14)	Commitments and Contingencies

Rent expense for office space and equipment for the years ended December 31, 2015, 2014 and 2013 was approximately $28,001,000, $25,541,000 and $21,893,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2015 under noncancelable long-term leases are as follows (in thousands):

2016	$11,330
2017	11,219
2018	9,202
2019	8,975
2020	8,568
Thereafter	144,234

The Company has outstanding mortgage loan commitments of approximately $37,836,000 and $34,365,000 at December 31, 2015 and 2014, respectively.

The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2015 and 2014, liabilities for guaranty association assessments totaled approximately $5,128,000.  Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2015, 2014 and 2013.

American Fidelity Assurance Company entered into an agreement with 9000 Broadway LLC, a related party, on December 31, 2012. This lease is being recorded and accounted for as a capital lease. In 2014, there was a reduction in capital lease asset, capital lease obligation and lease term due to a lease modification that was effective January 1, 2014.  The capital lease asset is being depreciated over the shorter of the useful life of the asset or the lease term of 20 years. The capital lease obligation will be repaid monthly over the 20-year term.  As of December 31, 2015 and 2014, under the modified lease agreement, the capital lease asset of approximately $39,516,000 and $41,712,000, respectively, and the corresponding capital lease obligation of approximately $45,004,000 and $45,299,000, respectively, are included on the consolidated balance sheet.

In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. The Company expects that the ultimate liability, if any, with respect to other lawsuits, after consideration of the reserves maintained, will not be material to the Company’s financial position.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

(15)	Related-Party Transactions

The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2015, 2014 and 2013, rentals paid under these leases were approximately $9,374,000, $8,265,000 and $7,388,000, respectively.

During the years ended December 31, 2015, 2014 and 2013, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $9,988,000, $9,429,000 and $8,963,000, respectively.

During the years ended December 31, 2015, 2014 and 2013, the Company paid management fees to AFC totaling approximately $6,316,000, $6,501,000 and $6,322,000, respectively.

The Company leases office space from subsidiaries of AFC. The rent payments associated with the leases were approximately $14,671,000, $12,461,000 and $10,970,000 in 2015, 2014 and 2013, respectively.

During 2015, 2014 and 2013, the Company paid cash dividends to AFC of approximately $35,000,000, $35,000,000 and $40,000,000, respectively.

During 2015, 2014 and 2013, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $5,449,000, $4,920,000 and $4,411,000 for the years ended December 31, 2015, 2014 and 2013, respectively, and is included in selling costs and other operating, administrative, and general expenses.

(16)	Subsequent Events

The Company has evaluated events through April 15, 2016, the date the consolidated financial statements were issued.

(17)	Segment Information

The Company’s reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America. The American Public Life OKC Division (APL – OKC) was formed in 2009 to focus on the brokerage business that was previously a part of AWD.

Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

The following summary represents revenues and pretax income from continuing operations and identifiable assets for the Company’s reportable segments as of and for the years ended December 31, 2015, 2014 and 2013 (in thousands):

	Year ended December 31
	2015	2014	2013
Revenue:
American Fidelity Education Services
Division	$684,055	631,914	607,397
Association Worksite Division	144,823	135,395	126,423
American Public Life OKC Division	16,836	18,784	19,783
Strategic Alliances Division	71,357	81,826	101,577
Life Division	(56,466)	92,458	(56,106)
Noninsurance operations	1,548	1,864	1,745
Total consolidated revenue	$862,153	962,241	800,819
Premiums and annuity and universal
life considerations:
American Fidelity Education Services
Division	$550,933	517,473	490,006
Association Worksite Division	131,575	124,696	112,170
American Public Life OKC Division	15,665	18,773	21,634
Strategic Alliances Division	72,219	82,010	104,436
Life Division	5,329	6,260	6,952
Noninsurance operations	—	—	—
Total consolidated premiums
and annuity and universal
life considerations	$775,721	749,212	735,198

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

	Year ended December 31
	2015	2014	2013
Net investment income and net
realized investment gains:
American Fidelity Education Services
Division	$121,281	110,347	107,228
Association Worksite Division	9,318	7,468	8,733
American Public Life OKC Division	734	644	1,061
Strategic Alliances Division	2,833	2,453	3,116
Life Division	(68,628)	70,955	(67,058)
Noninsurance operations	—	—	—
Total consolidated net
investment income	$65,538	191,867	53,080
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$37,476	32,054	54,827
Association Worksite Division	13,957	10,054	5,796
American Public Life OKC Division	3,291	3,024	1,057
Strategic Alliances Division	—	—	—
Life Division	1,665	277	1,371
Noninsurance operations	—	—	—
Total consolidated
amortization of deferred
policy acquisition costs	$56,389	45,409	63,051
Pretax earnings (loss):
American Fidelity Education Services
Division	$110,523	117,461	117,135
Association Worksite Division	27,018	19,333	21,259
American Public Life OKC Division	(3,090)	(1,916)	(3,835)
Strategic Alliances Division	5,294	9,800	13,454
Life Division	15,806	19,802	10,215
Noninsurance operations	(159)	(28)	(343)
Total consolidated pretax
earnings	$155,392	164,452	157,885

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2015 and 2014

	December 31
	2015	2014
Total assets:
American Fidelity Education Services Division	$4,845,896	4,650,104
Association Worksite Division	506,866	439,423
American Public Life OKC Division	44,279	44,182
Strategic Alliances Division	114,149	146,938
Life Division	1,325,653	1,469,002
Noninsurance operations	98	72
Total consolidated assets	$6,836,841	6,749,721

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2015 and 2014

	2015	2014
Deferred policy acquisition costs:
American Fidelity Education Services Division	$433,963	388,372
Association Worksite Division	88,990	79,615
American Public Life OKC Division	9,112	12,235
Strategic Alliances Division	—	—
Life Division	17,305	16,685
Noninsurance operations	—	—
	$549,370	496,907
Reserves for future policy benefits:
American Fidelity Education Services Division	$697,009	641,682
Association Worksite Division	138,887	133,776
American Public Life OKC Division	12,908	12,777
Strategic Alliances Division	58,913	71,881
Life Division	925,345	913,953
Noninsurance operations	—	—
	$1,833,062	1,774,069
Unearned premiums:
American Fidelity Education Services Division	$6,028	5,207
Association Worksite Division	861	743
American Public Life OKC Division	144	128
Strategic Alliances Division	166	148
Life Division	355	305
Noninsurance operations	—	—
	$7,554	6,531
Benefits payable:
American Fidelity Education Services Division	$141,290	140,468
Association Worksite Division	25,263	25,998
American Public Life OKC Division	4,834	5,042
Strategic Alliances Division	7,375	7,266
Life Division	12,163	9,677
Noninsurance operations	—	—
	$190,925	188,451

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2015 and 2014

	2015	2014	2013
Premium revenue and annuity and
universal life considerations:
American Fidelity Education Services
Division	$550,933	517,473	490,006
Association Worksite Division	131,575	124,696	112,170
American Public Life OKC Division	15,665	18,773	21,634
Strategic Alliances Division	72,219	82,010	104,436
Life Division	5,329	6,260	6,952
Noninsurance operations	—	—	—
	$775,721	749,212	735,198
Net investment income and net realized
investment gains:
American Fidelity Education Services
Division	$121,281	110,347	107,228
Association Worksite Division	9,318	7,468	8,733
American Public Life OKC Division	734	644	1,061
Strategic Alliances Division	2,833	2,453	3,116
Life Division	(68,628)	70,955	(67,058)
Noninsurance operations	—	—	—
	$65,538	191,867	53,080
Benefits, claims, losses, and
settlement expenses:
American Fidelity Education Services
Division	$352,555	326,769	317,962
Association Worksite Division	55,763	53,923	44,989
American Public Life OKC Division	7,596	7,297	9,676
Strategic Alliances Division	48,996	53,889	52,616
Life Division	(63,997)	75,775	(64,429)
Noninsurance operations	—	—	—
	$400,913	517,653	360,814
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$37,476	32,054	54,827
Association Worksite Division	13,957	10,054	5,796
American Public Life OKC Division	3,291	3,024	1,057
Strategic Alliances Division	—	—	—
Life Division	1,665	277	1,371
Noninsurance operations	—	—	—
	$56,389	45,409	63,051

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2015 and 2014

	2015	2014	2013
Other operating expenses:
American Fidelity Education Services
Division	$120,250	106,450	99,804
Association Worksite Division	25,241	25,349	23,893
American Public Life OKC Division	3,458	4,047	5,466
Strategic Alliances Division	4,008	4,292	4,041
Life Division	4,212	3,889	3,795
Noninsurance operations	1,352	1,620	1,831
	$158,521	145,647	138,830

See accompanying report of independent registered public accounting firm.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule IV – Reinsurance
Years ended December 31, 2015, 2014 and 2013
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2015:
Life insurance in force	$24,917,319	8,988,044	7,682	15,936,957	0.05%
Premiums:
Life insurance	$139,837	50,948	30	88,919	0.03%
Accident and health insurance	728,871	85,585	43,516	686,802	6.34
Total premiums	$868,708	136,533	43,546	775,721	5.61%
Year ended December 31, 2014:
Life insurance in force	$24,050,279	9,611,320	29,292	14,468,251	0.20%
Premiums:
Life insurance	$139,049	52,535	46	86,560	0.05%
Accident and health insurance	719,908	102,266	45,010	662,652	6.79
Total premiums	$858,957	154,801	45,056	749,212	6.01%
Year ended December 31, 2013:
Life insurance in force	$23,391,025	9,780,628	29,771	13,640,168	0.22%
Premiums:
Life insurance	$140,361	65,220	47	75,188	0.06%
Accident and health insurance	720,144	115,992	55,858	660,010	8.46
Total premiums	$860,505	181,212	55,905	735,198	7.60%
See accompanying report of independent registered public accounting firm.

PART C

OTHER INFORMATION

ITEM 24.                      FINANCIAL STATEMENTS AND EXHIBITS

(a)           Financial Statements

The following financial statements are included in Part B hereof:

AMERICAN FIDELITY SEPARATE ACCOUNT C

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2015
Statements of Operations for the Year Ended December 31, 2015
Statements of Changes in Net Assets for the Years Ended December 31, 2015 and 2014
Financial Highlights
Notes to Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2015 and 2014
Consolidated Statements of Income for the Years Ended December 31, 2015, 2014 and 2013
Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2015, 2014 and 2013
Consolidated Statements of Stockholder’s Equity for the Years Ended December 31, 2015, 2014 and 2013
Consolidated Statements of Cash Flows for the Years Ended December 31, 2015, 2014 and 2013
Notes to Consolidated Financial Statements
Schedule III – Supplementary Insurance Information
Schedule IV – Reinsurance

(b)           Exhibits

1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.  Incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

3
Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

3.1
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.  Incorporated by reference to Exhibit 3.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 11 to Form N-4 filed on April 30, 2012.

4.1	Flexible Premium Group Variable Annuity. Incorporated by reference to Exhibit 4.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.1
Section 457(b) Deferred Compensation Plan Participation Election Form.  Incorporated by reference to Exhibit 5.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.2
Section 457 Group Variable Annuity Master Application.  Incorporated by reference to Exhibit 5.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.1
Articles of Incorporation of American Fidelity Assurance Company as amended.  Incorporated by reference to Exhibit 6.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 6.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.  Incorporated by reference to Exhibit 8.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.1.1
Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.  Incorporated by reference to Exhibit 8.1.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.1.2
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.  Incorporated by reference to Exhibit 8.1.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.2
Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.  Incorporated by reference to Exhibit 8.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.2.1
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.  Incorporated by reference to Exhibit 8.17 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.2.2
Amendment to Administrative Services Agreement dated May 1, 1999 between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.  Incorporated by reference to Exhibit 8.25 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.2.3
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.4
Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated as of February 1, 2011.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.2.5
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2.7 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.  Incorporated by Reference to Exhibit 8.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).  Incorporated by Reference to Exhibit 8.4 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.3 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 15, 2011.  Incorporated by reference to Exhibit 8.3.9 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.5
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.6
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.7
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.3.8
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.7 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.9
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4
Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.26 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.  Incorporated by reference to Exhibit 8.5.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.  Incorporated by reference to Exhibit 8.4.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.5*	Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. effective October 1, 2014.

8.5.1*	First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company L.L.C. effective January 1, 2015.

9*	Opinion and Consent of Counsel.

10*	Consent of Independent Registered Public Accounting Firm.

99*	Relationship chart.

________________________
*	Filed herewith

ITEM 25.                      DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Robert D. Brearton 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President, Chief Financial Officer, Treasurer
Lynda L. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
William M. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Chairman of the Board, Chief Executive Officer, Director
David R. Carpenter 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	President, Chief Operations Officer
William E. Durrett 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Chairman of the Board, Director
Charles R. Eitel 2513 Spicebush Lane Naples, Florida 34105	Director
Theodore M. Elam 211 N. Robinson, 10th Floor Oklahoma City, OK 73102	Director
Christopher T. Kenney 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Vice President, General Counsel, Secretary
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Tom J. McDaniel 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director
Gary E. Tredway 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A relationship chart is included as Exhibit 99.  The subsidiaries of American Fidelity Assurance Company reflected in the chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.                      NUMBER OF CONTRACT OWNERS

As of March 31, 2016, there were 6,230 contract participants under eligible nonqualified deferred compensation plans offered by Separate Account C.

ITEM 28.                      INDEMNIFICATION

The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

(a)           American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

(b)           American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c)           To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                      PRINCIPAL UNDERWRITERS

(a)           American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A and American Fidelity Separate Account B.

    (b)           The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Name and Principal Business Address	Positions and Offices with Underwriter
Timothy H. Bolden	Vice-President AML Investment Company and Variable Contract Products Principal
David R. Carpenter	Director, Chairman and Chief Executive Officer; Investment Company and Variable Contract Products Principal
Cherie L. Horsfall	Assistant Vice President and Operations Officer; Investment Company and Variable Contract Products Principal
Christopher T. Kenney	Director, President, Chief Operating Officer and Secretary; Investment Company and Variable Contract Products Principal
David M. Robinson	Assistant Vice President and Chief Compliance Officer; Investment Company and Variable Contract Products Principal
Shirley Williams	Assistant Vice President, Chief Financial Officer and Treasurer; Financial and Operations Principal

(c)           The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2015 were $64,476.  It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.                      LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, President and Chief Operations Officer of American Fidelity Assurance Company, whose address is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114, maintains physical possession of the accounts, books, or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.                      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                      UNDERTAKINGS

(a)      Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)      Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d)      Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s no-action letter to the American Council of Life Insurance (publicly available November 28, 1988), which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

REPRESENTATIONS

American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 28, 2016.

AMERICAN FIDELITY SEPARATE ACCOUNT C (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/S/David R. Carpenter
David R. Carpenter, President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/S/David R. Carpenter
David R. Carpenter, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.  Each of the undersigned hereby appoints David R. Carpenter and Robert D. Brearton, individually, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including additional post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

Signature and Date		Title

/S/Gregory S. Allen	April 6, 2016
Gregory S. Allen	Date	Director

/S/John M. Bendheim, Jr.	April 11, 2016
John M. Bendheim, Jr.	Date	Director

/S/Robert D. Brearton	April 26, 2016
Robert D. Brearton	Date	Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
/S/Lynda L. Cameron	April 8, 2016
Lynda L. Cameron	Date	Director

__________________	_________
William M. Cameron	Date	Chairman, Chief Executive Officer and Director

/S/David R. Carpenter	April 26, 2016
David R. Carpenter	Date	President and Chief Operations Officer (Principal Executive Officer)

/S/William E. Durrett	April 13, 2016
William E. Durrett	Date	Senior Chairman of the Board and Director

/S/Theodore M. Elam	April 7, 2016
Theodore M. Elam	Date	Director

/S/Charles R Eitel	April 26, 2016
Charles R. Eitel	Date	Director

/S/Paula Marshall	April 21, 2016
Paula Marshall	Date	Director

/S/Tom J. McDaniel	April 7, 2016
Tom J. McDaniel	Date	Director

/S/Stephen M. Prescott	April 8, 2016
Stephen M. Prescott	Date	Director

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.	Incorporated by reference

3	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference

3.1
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.
Incorporated by reference

4.1	Flexible Premium Group Variable Annuity.	Incorporated by reference

5.1	Section 457(b) Deferred Compensation Plan Participation Election Form.	Incorporated by reference

5.2	Section 457 Group Variable Annuity Master Application.	Incorporated by reference

6.1	Articles of Incorporation of American Fidelity Assurance Company as amended.	Incorporated by reference

6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference

8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.
Incorporated by reference

8.1.1	Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.	Incorporated by reference

8.1.2
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.
Incorporated by reference

8.2	Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.	Incorporated by reference

8.2.1	Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference

8.2.2	Amendment to The Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.	Incorporated by reference

8.2.3	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference

8.2.4	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated February 1, 2011.	Incorporated by reference

8.2.5	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.
Incorporated by reference

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).
Incorporated by reference

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.
Incorporated by reference

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund (d/b/a/ Dreyfus Stock Index Fund”)”) dated November 1, 2010.
Incorporated by reference

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 13, 2012.
Incorporated by reference

8.3.5	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference

8.3.6	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference

8.3.7	Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.	Incorporated by reference

8.3.8	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Incorporated by reference

8.3.9	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company
Incorporated by reference
8.4	Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference

8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.
Incorporated by reference

8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.
Incorporated by reference

8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.
Incorporated by reference

8.5	Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. effective October 1, 2014.	File herewith

8.5.1	First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company L.L.C. effective January 1, 2015.	Filed herewith

9	Opinion and Consent of Counsel.	Filed herewith

10	Consent of Independent Registered Public Accounting Firm.	Filed herewith

99	Relationship chart.	Filed herewith